Document And Entity Information	3 Months Ended
	Mar. 31, 2013	May 09, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SANUWAVE Health, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		21,726,536
Amendment Flag	false
Entity Central Index Key	0001417663
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Consolidated Balance Sheets (March 31, 2013 Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 671,027	$ 70,325	$ 3,909,383
Accounts receivable - trade, net of allowance for doubtful accounts of $50,100 in 2013, $44,124 in 2012 and $74,852 in 2011	93,461	87,826	81,565
Inventory	261,282	292,665	396,284
Prepaid expenses	116,406	128,495	162,975
Due from Pulse Veterinary Technologies, LLC	0		27,837
TOTAL CURRENT ASSETS	1,142,176	579,311	4,578,044
PROPERTY AND EQUIPMENT, at cost, less accumulated depreciation	27,851	32,842	51,206
OTHER ASSETS	11,233	11,358	3,192
INTANGIBLE ASSETS, at cost, less accumulated amortization	1,150,336	1,227,025	1,533,782
TOTAL ASSETS	2,331,596	1,850,536	6,166,224
CURRENT LIABILITIES
Accounts payable	359,029	555,898	756,657
Accrued employee compensation	376,175	534,659	632,333
Accrued expenses	623,311	721,916	190,583
Derivative liability	5,737,000	0	0
Interest payable, related parties	80,071	81,864	81,864
Capital lease payable, current portion	5,026	4,933	4,576
Liabilities related to discontinued operations	655,061	655,061	655,061
TOTAL CURRENT LIABILITIES	8,272,656	2,992,847	2,321,074
NON-CURRENT LIABILITIES
Notes payable, related parties	5,372,743	5,372,743	5,372,743
Capital lease payable, non-current portion	2,659	3,951	8,884
TOTAL NON-CURRENT LIABILITIES	5,375,402	5,376,694	5,381,627
TOTAL LIABILITIES	13,648,058	8,369,541	7,702,701
COMMON STOCK, par value $0.001, 150,000,000 shares, 150,000,000 shares and 50,000,000 shares authorized in 2013, 2012 and 2011, respectively; 21,653,536, 21,007,536 and 20,907,536 issued and outstanding at March 31, 2013, December 31, 2012 and 2011, respectively	21,654	21,008	20,908
ADDITIONAL PAID-IN CAPITAL	64,935,348	64,357,193	62,940,977
ACCUMULATED OTHER COMPREHENSIVE INCOME	6,191	13,116	10,466
ACCUMULATED DEFICIT	(76,279,655)	(70,910,322)	(64,508,828)
TOTAL STOCKHOLDERS' DEFICIT	(11,316,462)	(6,519,005)	(1,536,477)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,331,596	1,850,536	6,166,224
Senior Secured Notes [Member]
CURRENT LIABILITIES
Secured debt	436,983	0	0
Subscription Payable For Senior Secured Convertible Promissory Notes [Member]
CURRENT LIABILITIES
Secured debt	$ 0	$ 438,516

Consolidated Balance Sheets (March 31, 2013 Unaudited) (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts (in Dollars)	$ 50,100	$ 44,124	$ 74,852
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	150,000,000	50,000,000	50,000,000
Common Stock, shares issued	21,653,536	21,007,536	20,907,536
Common Stock, shares outstanding	21,653,536	21,007,536	20,907,536

Consolidated Statements Of Operations And Comprehensive Loss (March 31, 2013 and 2012 Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUES	$ 201,234	$ 238,540	$ 769,217	$ 802,572
COST OF REVENUES	55,811	71,772	220,257	261,890
GROSS PROFIT	145,423	166,768	548,960	540,682
OPERATING EXPENSES
Research and development	344,685	603,797	1,762,194	2,731,059
General and administrative	851,921	1,237,540	4,521,957	6,292,950
Depreciation	4,991	5,210	20,375	19,034
Amortization	76,689	76,689	306,757	306,756
TOTAL OPERATING EXPENSES	1,278,286	1,923,236	6,611,283	9,349,799
OPERATING LOSS	(1,132,863)	(1,756,468)	(6,062,323)	(8,809,117)
OTHER INCOME (EXPENSE)
Loss on embedded conversion feature of Senior Secured Notes	(3,737,000)
Interest expense, net	(508,890)	(78,856)	(331,743)	(472,155)
Gain on sale of fixed assets	7,500
Gain (Loss) on foreign currency exchange	1,920	9	(7,428)	(13,744)
Transitional services provided to Pulse Veterinary Technologies, LLC				375,000
Loss on extinguishment of debt				(1,318,781)
TOTAL OTHER INCOME (EXPENSE)	(4,236,470)	(78,847)	(339,171)	(1,429,680)
LOSS BEFORE INCOME TAXES	(5,369,333)	(1,835,315)	(6,401,494)	(10,238,797)
INCOME TAX EXPENSE	0	0	0	0
NET LOSS	(5,369,333)	(1,835,315)	(6,401,494)	(10,238,797)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(6,925)	4,928	2,650	(436)
TOTAL COMPREHENSIVE LOSS	$ (5,376,258)	$ (1,830,387)	$ (6,398,844)	$ (10,239,233)
LOSS PER SHARE:
Net loss - basic (in Dollars per share)	$ (0.25)	$ (0.09)	$ (0.3)	$ (0.52)
Net loss - diluted (in Dollars per share)	$ (0.25)	$ (0.09)	$ (0.3)	$ (0.52)
Weighted average shares outstanding - basic (in Shares)	21,278,128	20,907,536	20,915,869	19,624,061
Weighted average shares outstanding - diluted (in Shares)	21,278,128	20,907,536	20,915,869	19,624,061

Consolidated Statements of Cash Flows (March 31, 2013 and 2012 Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,369,333)	$ (1,835,315)	$ (6,401,494)	$ (10,238,797)
Adjustments to reconcile net loss to net cash used by operating activities
Amortization	76,689	76,689	306,757	306,756
Depreciation	4,991	5,210	20,375	19,034
Change in allowance for doubtful accounts	5,976	(2,520)	(30,728)	37,949
Stock-based compensation	317,601	262,176	1,391,316	1,118,813
Stock issued for consulting services	186,200
Accrued interest	428,467		8,516
Loss on embedded conversion feature of Senior Secured Notes	3,737,000
Loss on extinguishment of debt				1,318,781
Gain on sale of property and equipment	(7,500)
Changes in assets - (increase)/decrease
Accounts receivable - trade	(11,611)	(42,046)	24,467	(23,965)
Inventory	31,383	37,943	103,619	67,359
Prepaid expenses	12,089	(8,730)	34,480	(41,891)
Due from Pulse Veterinary Technologies, LLC		27,837	27,837	17,552
Other	125	(129)	(8,166)	29,061
Changes in liabilities - increase/(decrease)
Accounts payable	(196,869)	(152,553)	(200,759)	(1,073,158)
Accrued employee compensation	(158,484)	158,559	(97,674)	(469,077)
Accrued expenses	(98,605)	(15,773)	531,333	(65,621)
Interest payable, related parties	(1,793)	(1,793)		(1,113)
NET CASH USED BY OPERATING ACTIVITIES	(1,043,674)	(1,490,445)	(4,290,121)	(8,831,699)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of property and equipment	7,500
Purchase of property and equipment		(945)	(2,011)	(42,302)
NET CASH USED BY INVESTING ACTIVITIES	7,500	(945)	(2,011)	(42,302)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions payable for senior secured convertible promissory notes	1,570,000		430,000
Proceeds from sale of capital stock - subscription agreement with related party	75,000		25,000
Payments of principal on capital lease	(1,199)	(1,112)	(4,576)	(1,092)
Proceeds from unit options exercised, related parties				2,463,008
Proceeds from unit options exercised				1,437,326
Proceeds from private placement	6,000,000			8,467,121
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,643,801	(1,112)	450,424	12,366,363
EFFECT OF EXCHANGE RATES ON CASH	(6,925)	4,928	2,650	(436)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	600,702	(1,487,574)	(3,839,058)	3,491,926
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	70,325	3,909,383	3,909,383	417,457
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	81,864	81,864	324,768	324,768
Cash paid for capital lease interest	160	247	858	266
NON-CASH INVESTING AND FINANCING ACTIVITIES
Notes payable, related parties exchanged for capital stock				4,413,908
Equipment purchased with capital lease				14,552
TOTAL NON-CASH INVESTING AND FINANCING ACTIVITIES				4,428,460
CASH AND CASH EQUIVALENTS, END OF YEAR	671,027	2,421,809	70,325	3,909,383
Convertible Notes Payable [Member]
Adjustments to reconcile net loss to net cash used by operating activities
Accrued interest			8,516	166,618
Senior Secured Notes [Member]
Adjustments to reconcile net loss to net cash used by operating activities
Accrued interest	428,467
Employee, Directors and Advisors [Member]
Adjustments to reconcile net loss to net cash used by operating activities
Stock-based compensation	$ 317,601	$ 262,176

Consolidated Statement of Stockholders��� Deficit (USD $)	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member]
Balances, amount	$ (6,519,005)	$ (1,536,477)	$ 21,008	$ 20,908	$ 14,795	$ 64,357,193	$ 62,940,977	$ 43,728,133	$ (70,910,322)	$ (64,508,828)	$ (54,270,031)	$ 13,116	$ 10,466	$ 10,902
Balances , shares (in Shares)	21,007,536	20,907,536	21,007,536	20,907,536	14,794,650
Shares issued for cash	25,000		100			24,900
Shares issued for cash (in Shares)	100,000		100,000
Unit options exercised for cash, related parties		2,463,008		1,231			2,461,777
Unit options exercised for cash, related parties (in Shares)				1,231,504
Unit options exercised for cash		1,437,326		719			1,436,607
Unit options exercised for cash (in Shares)	0	0		718,663
Private placement shares issued for cash		8,467,121		2,805			8,464,316
Private placement shares issued for cash (in Shares)				2,804,593
Notes payable, related parties exchanged for shares		5,732,689		1,358			5,731,331
Notes payable, related parties exchanged for shares (in Shares)				1,358,126
Net loss	(6,401,494)	(10,238,797)							(6,401,494)	(10,238,797)
Stock-based compensation	1,391,316	1,118,813				1,391,316	1,118,813
Foreign currency translation adjustment	$ 2,650	$ (436)										$ 2,650	$ (436)

Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liquidity Disclosure [Policy Text Block]
2.            Going concern

The continuation of the Company’s business is dependent upon raising additional capital in the second quarter of 2013.  As of March 31, 2013, the Company had cash and cash equivalents of $671,027 and negative working capital of $7,130,480. For the three months ended March 31, 2013 and 2012, the net cash used by operating activities was $1,043,674 and $1,490,445, respectively.  The Company incurred a net loss of $5,369,333 for the three months ended March 31, 2013 and a net loss of $6,401,494 for the year ended December 31, 2012.  Since inception, the Company has experienced recurring losses from operations and had an accumulated deficit of $76,279,655 at March 31, 2013. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern.

Management’s plans are to obtain additional capital in the second quarter of 2013 through the issuance of common stock and/or other debt or equity securities and the Company has engaged financial advisors to assist with this process.   The Company’s cash and cash equivalents, at March 31, 2013, will support the Company’s operations through May 2013.  The Company expects to raise up to $600,000 through the issuance of unsecured promissory notes in May and June 2013 and/or amounts received on the Company’s subscription agreement with an affiliated shareholder (see Note 13).  In addition, the Company has filed a registration statement with the SEC to raise up to $6,000,000 through the sale of equity securities and has engaged a placement agent to lead this best efforts offering.  Even if the Company is successful in each of the short term capital raising efforts described above, the Company may be required to raise additional funds by the end of 2013 to continue operations.  Management expects the Company’s monthly use of cash will be approximately $575,000 to $625,000 as the Company devotes substantial resources to the start of the patient enrollment phase of the supplemental Phase III clinical trial for the dermaPACE device to treat diabetic foot ulcers by the end of the second quarter of 2013. The Company estimates the direct cost of the dermaPACE clinical trial will be approximately $3,800,000 through 2014.

On March 8, 2013, the Company completed an offering in which it issued an aggregate of $2,000,000 of 18% senior secured convertible promissory notes (the “Senior Secured Notes”).  The Senior Secured Notes are secured by the tangible and intangible assets of the Company. The Senior Secured Notes, as amended, will automatically convert to common stock if the Company raises $4,000,000 or more in gross proceeds through a qualified financing and/or license agreement as defined in the Senior Secured Note agreements, as amended.  If the Company does not raise at least $4,000,000, the Senior Secured Notes will not automatically convert to common stock and will become due and payable. The Senior Secured Notes begin to mature in May 2013 and the Company is working with the holders to extend the maturity through the second quarter of 2013.

The Company may raise capital through the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt, an investment by a strategic partner in a specific clinical indication or market opportunity, or by selling all or a portion of the Company's assets (or some combination of the foregoing). If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code.   These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders.  Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern.  The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.  See “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources” in this Form 10-Q.

 (1)           Going Concern

As shown in the accompanying consolidated financial statements, the Company incurred a net loss of $6,401,494 and $10,238,797 during the years ended December 31, 2012 and 2011, respectively, and the net cash used by operating activities was $4,290,121 and $8,831,699, respectively.  As of December 31, 2012, the Company had a net working capital deficit of $2,413,536, an accumulated deficit of $70,910,322 and cash and cash equivalents of $70,325.  The operating losses and net working capital deficit create an uncertainty about the Company’s ability to continue as a going concern.

The continuation of the Company’s business is dependent upon raising additional capital.  The Company has been working with select accredited investors to raise capital through issuing senior secured convertible promissory notes as discussed in Note (17).  The Company received subscriptions for an aggregate $430,000 through December 31, 2012.  Subsequent to year-end, the Company received subscriptions for an additional $1,570,000 in senior secured convertible promissory notes.  The Company issued the aggregate $2,000,000 of senior secured convertible promissory notes on March 8, 2013.  Kevin A. Richardson, II, chairman of the board of directors of the Company, purchased $60,000 of the senior secured convertible promissory notes.  Management’s plans are to obtain additional capital in 2013 through the issuance of common stock and/or other equities and has engaged an investment bank to assist with this capital raise.

 Additionally, the Company may raise additional capital through the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt, an investment by a strategic partner in a specific clinical indication or market opportunity, or by selling all or a portion of the Company's assets.  If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code.   These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders.  Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern.  The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Text Block]
3.             Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X.  Accordingly, these condensed consolidated financial statements do not include all the information and footnotes required by United States generally accepted accounting principles for complete financial statements. The financial information as of March 31, 2013 and for the three months ended March 31, 2013 and 2012 is unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for any other interim period or for the year ending December 31, 2013.

The condensed consolidated balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by United States generally accepted accounting principles for complete financial statements.

Significant Accounting Policies

For further information and a summary of significant accounting policies, refer to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012, filed with the SEC on March 26, 2013.

Fair Value Measurements

The carrying amounts reported in the condensed consolidated balance sheets for cash and cash equivalents, accounts receivable - trade, accounts payable and accrued expenses approximate fair value due to the short-term nature of these instruments.

The Company has adopted ASC 820-10, Fair Value Measurements (formerly SFAS No. 157), which defines fair value, establishes a framework for measuring fair value hierarchy for assets and liabilities measured at fair value, and requires expanded disclosures about fair value measurements. The ASC 820-10 hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires financial assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets and liabilities;

3.           Summary of Significant Accounting Policies (continued)

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 - Unobservable inputs that are not corroborated by market data, therefore requiring the Company to develop its own assumptions.

The following table sets forth a summary of changes in the fair value of the derivative liability for the three months ended March 31, 2013:

Description	Balance at December 31, 2012	New Issuances	Change in Fair Value	Balance at March 31, 2013
Derivative liability:
Embedded conversion feature of Senior Secured Notes	$-	$4,908,000	$829,000	$5,737,000

The Company accounts for derivative instruments under ASC 815, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted. ASC 815 requires that the Company recognize all derivatives on the balance sheet at fair value. On March 8, 2013, the Company completed an offering and issued Senior Secured Notes that contain an embedded conversion feature which is accounted for as a derivative liability. In recording this derivative liability, $2,000,000 was recorded as a debt discount and the remaining value along with the gains (losses) resulting from the changes in the fair value of the derivative instruments are recorded in the “loss on embedded conversion feature of Senior Secured Notes” in the accompanying condensed consolidated statements of comprehensive loss. The fair value of the embedded conversion feature is determined based on a lattice solution, binomial approach pricing model, and includes the use of unobservable inputs such as the expected term, anticipated volatility and risk-free interest rate.

The Company’s notes payable, related parties consist of $5,372,743 of principal at March 31, 2013 and December 31, 2012.  Interest accrues on the notes at a rate of 6% per annum. The fair value was determined using estimated future cash flows discounted at current rates, which is a Level 3 measurement. The estimated fair value of the Company’s notes payable, related parties was $4,621,186 and $4,545,620 at March 31, 2013 and December 31, 2012, respectively.

Recently Issued Accounting Standards

New accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standards setting bodies that the Company adopts according to the various timetables the FASB specifies. The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02, which amends the guidance in Accounting Standard Codification (“ASC”) 220 on Comprehensive Income. Under the revised guidance, companies are required to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component.  In addition, companies are required to present, either on the face of the statement where net income (loss) is presented or in the notes, the effects on the line items of net income (loss) of significant amounts reclassified out of AOCI but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income (loss) in its entirety in the same reporting period. This amended guidance is to be applied prospectively and is effective for reporting periods (interim and annual) beginning after December 15, 2012 for public companies, with early adoption permitted.  The Company adopted the revised guidance January 1, 2013, and reported significant items reclassified out of AOCI in the notes to the condensed consolidated financial statements.

(2)           Summary of significant accounting policies

Description of the business – SANUWAVE Health, Inc. and subsidiaries (the "Company") is a shockwave technology company using noninvasive, high energy, acoustic shockwave for regenerative medicine and other applications.  The Company’s initial focus is regenerative medicine – utilizing noninvasive, acoustic shockwaves to solicit a biological response resulting in the body healing itself through the repair and regeneration of tissue, musculoskeletal and vascular structures.  The Company’s lead product is the demaPACE device for treating diabetic foot ulcers which is in a supplemental Phase III clinical study with the FDA.

The Company’s portfolio of healthcare products and product candidates activate biologic signaling and angiogenic responses, including new vascularization and microcirculatory improvement, helping to restore the body’s normal healing processes and regeneration.  The Company intends to apply its Pulsed Acoustic Cellular Expression (PACE®) technology in wound healing, orthopedic, plastic/cosmetic and cardiac conditions.  The Company currently does not market any commercial products in the United States.  Revenues are from sales of the European Conformity Marking (“CE Mark”) devices and accessories in Europe, Canada and Asia.

In addition, there are license/partnership opportunities for the Company's shock wave technology in non-medical uses, including energy, water, food and industrial markets.

The significant accounting policies followed by the Company are summarized below:

Foreign currency translation - The functional currencies of the Company’s foreign operations are the local currencies.  The financial statements of the Company’s foreign subsidiaries have been translated into United States dollars in accordance with ASC 830, Foreign Currency Matters (formerly SFAS No. 52, Foreign Currency Translation.)  All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date.  Income statement amounts have been translated using the average exchange rate for the year.  Translation adjustments are reported in other comprehensive income in the consolidated statements of comprehensive loss and as cumulative translation adjustments as a separate component of accumulated other comprehensive income (loss) in the consolidated statements of stockholders’ deficit.

Principles of consolidation - The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All significant intercompany accounts and transactions have been eliminated.

Estimates – These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America.  Because a precise determination of assets and liabilities, and correspondingly revenues and expenses, depend on future events, the preparation of consolidated financial statements for any period necessarily involves the use of estimates and assumptions.  Actual amounts may differ from these estimates.  These consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the accounting policies summarized herein.  Significant estimates include the recording of allowances for doubtful accounts, estimated reserves for inventory, estimated useful life of property and equipment, accrued expenses, the determination of the valuation allowances for deferred taxes, estimated fair value of stock-based compensation, estimated fair value of intangible assets, the estimated fair value assigned to the capital stock units exchanged for the promissory notes and the estimated fair value assigned to the common stock and warrants exchanged for the notes payable, related parties.

Cash and cash equivalents - For purposes of the consolidated financial statements, liquid instruments with an original maturity of 90 days or less are considered cash and cash equivalents.  The Company maintains its cash in bank accounts which may exceed federally insured limits.

Concentration of credit risk and limited suppliers - Management routinely assesses the financial strength of its customers and, as a consequence, believes accounts receivable are stated at the net realizable value and credit risk exposure is limited. Two distributors accounted for 29% and 20% of revenues for the year ended December 31, 2012, and 35% and 25% of revenues for the year ended December 31, 2011.  The two distributors accounted for 35% and 6% of accounts receivable at December 31, 2012, and 23% and 29% of accounts receivable at December 31, 2011.

We depend on suppliers for product component materials and other components that are subject to stringent regulatory requirements.  We currently purchase most of our product component materials from single suppliers and the loss of any of these suppliers could result in a disruption in our production.  If this were to occur, it may be difficult to arrange a replacement supplier because certain of these materials may only be available from one or a limited number of sources.  In addition, establishing additional or replacement suppliers for these materials may take a substantial period of time, as certain of these suppliers must be approved by regulatory authorities.

Accounts receivable - Accounts receivable are stated at the amount management expects to collect from outstanding balances.  Management provides for probable uncollectible amounts through a charge to earnings based on its assessment of the current status of individual accounts. Receivables are generally considered past due if greater than 60 days old.  Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts.

Inventory - Inventory consists of finished medical equipment and parts and is stated at the lower of cost or market, which is valued using the first in, first out (“FIFO”) method.  Market is based upon realizable value less allowance for selling and distribution expenses. The Company analyzes its inventory levels and writes down inventory that has, or is expected to, become obsolete.

Depreciation of property and equipment - The straight-line method of depreciation is used for computing depreciation on property and equipment.  Depreciation is based on estimated useful lives as follows: machines and equipment, 3 years; office and computer equipment, 3 years; leasehold improvements, 3 years; furniture and fixtures, 3 years; vehicles, 3 years; and software, 2 years.

Intangible assets - Intangible assets subject to amortization consist of patents which are recorded at cost.  Patents are amortized on a straight-line basis over the average life of 11.4 years.  The Company regularly reviews intangible assets to determine if facts and circumstances indicate that the useful life is shorter than the Company originally estimated or that the carrying amount of the assets may not be recoverable.  Factors the Company considers important and could trigger an impairment review include the following:

●    Significant delays or obstacles encountered in the dermaPACE device clinical trial and PMA application;

●    Significant changes in the manner in which we use our assets or significant changes in our overall business strategy; and

●    Significant underperformance of our assets relative to future operating results.

If such facts and circumstances exist, the Company assesses the recoverability of the intangible assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. If recognition of an impairment charge is necessary, it is measured as the amount by which the carrying amount of the intangible asset exceeds its fair value.

Fair value of financial instruments - The book values of accounts receivable, accounts payable, and other financial instruments approximate their fair values, principally because of the short-term maturities of these instruments.

The Company has adopted ASC 820-10, Fair Value Measurements (formerly SFAS No. 157), which defines fair value, establishes a framework for measuring fair value hierarchy for assets and liabilities measured at fair value, and requires expanded disclosures about fair value measurements. The ASC 820-10 hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires financial assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets and liabilities;

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 - Unobservable inputs that are not corroborated by market data, therefore requiring the Company to develop its own assumptions.

The Company’s notes payable, related parties consist of $5,372,743 of principal at December 31, 2012 and 2011.  Interest accrues on the notes at a rate of six percent (6%) per annum. The fair value was determined using estimated future cash flows discounted at current rates, which is a Level 3 measurement. The estimated fair value of the Company’s notes payable, related parties was $4,545,620 and $4,253,362 at December 31, 2012 and 2011, respectively.

The Company’s subscriptions payable for the 18% senior secured convertible promissory notes consist of $438,516 in principal and accrued interest at December 31, 2012.  Because of the short term nature of the subscription agreements and the underlying notes which have a maturity of six months and are not traded on an active market, the fair value is estimated to approximate the book value at December 31, 2012.

Impairment of long-lived assets – The Company reviews long-lived assets for impairment whenever facts and circumstances indicate that the carrying amounts of the assets may not be recoverable.  An impairment loss is recognized only if the carrying amount of the asset is not recoverable and exceeds its fair value.  Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset.  If the asset’s carrying value is not recoverable, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its fair value.  The Company determines fair value by using a combination of comparable market values and discounted cash flows, as appropriate.

Revenue recognition - Sales of medical devices, including related applicators and applicator kits, are recognized when shipped to the customer.  Shipments under agreements with distributors are invoiced at a fixed price, are not subject to return, and payment for these shipments is not contingent on sales by the distributor.  The Company recognizes revenue on shipments to distributors in the same manner as with other customers.  Fees from services performed are recognized when the service is performed.

Shipping and handling costs - Shipping charges billed to customers are included in revenue. Shipping and handling costs have been recorded in cost of revenues.

Income taxes - Income taxes are accounted for utilizing the asset and liability method prescribed by the provisions of ASC 740, Income Taxes (formerly SFAS No. 109, Accounting for Income Taxes).  Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.  A valuation allowance is provided for the deferred tax assets, including loss carryforwards, when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

A provision of ASC 740, Income Taxes (formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48)) specifies the way public companies are to account for uncertainties in income tax reporting, and prescribes a methodology for recognizing, reversing, and measuring the tax benefits of a tax position taken, or expected to be taken, in a tax return.  ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions would “more-likely-than-not” be sustained if challenged by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

The Company will recognize in income tax expense interest and penalties related to income tax matters.  For the years ended December 31, 2012 and 2011, the Company did not have any amounts recorded for interest and penalties.

Loss per share - The Company calculates net income (loss) per share in accordance with ASC 260, Earnings Per Share (formerly SFAS No. 128, Earnings Per Share).  Under the provisions of ASC 260, basic net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders for the period by the weighted average number of shares of common stock outstanding for the period.  Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock and dilutive common stock equivalents then outstanding. To the extent that securities are “anti-dilutive,” they are excluded from the calculation of diluted net income (loss) per share.  As a result of the net loss for the years ended December 31, 2012 and 2011, respectively, all potentially dilutive shares were anti-dilutive and therefore excluded from the computation of diluted net loss per share.  The anti-dilutive equity securities totaled 15,162,069 shares and 14,390,697 shares at December 31, 2012 and 2011, respectively.

Comprehensive income – ASC 220, Comprehensive Income (formerly SFAS No. 130, Reporting Comprehensive Income) establishes standards for reporting comprehensive income (loss) and its components in a financial statement.  Comprehensive income (loss) as defined includes all changes in equity (net assets) during a period from non-owner sources.  The only source of other comprehensive income (loss) for the Company, which is excluded from net income (loss), is foreign currency translation adjustments.

Stock-based compensation - The Company uses the fair value method of accounting prescribed by ASC 718, Compensation – Stock Compensation (formerly SFAS No. 123(R), Accounting for Stock-Based Compensation) for its employee stock option program.  Under ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable vesting period of the stock award (generally up to four years).

Research and development - Research and development costs are expensed as incurred.  Research and development costs include payments to third parties that specifically relate to the Company’s products in clinical development, such as payments to contract research organizations, clinical investigators, clinical related consultants and insurance premiums for clinical studies.  In addition, employee costs (salaries, payroll taxes, benefits and travel) for employees of the regulatory affairs, clinical affairs, quality assurance, quality control, and research and development departments are classified as research and development costs.

Recent pronouncements – There have been no recently issued accounting standards that are expected to have a material impact on our consolidated financial statements.

Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Text Block]
4.            Inventory

Inventory consists of the following:

	March 31, 2013	December 31, 2012

Inventory - finished goods	$272,292	$306,706
Inventory - parts	76,090	83,509
Total	348,382	390,215
Allowance for losses and obsolescence	(87,100)	(97,550)
Net inventory	$261,282	$292,665

 (3)           Inventory

Inventory consists of the following at December 31, 2012 and 2011:

	2012	2011

Inventory - finished goods	$306,706	$412,291
Inventory - parts	83,509	113,593
Gross inventory	390,215	525,884
Provision for losses and obsolescence	(97,550)	(129,600)
Net inventory	$292,665	$396,284

Property and equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
5.            Property and equipment

Property and equipment consists of the following:

	March 31, 2013	December 31, 2012

Machines and equipment	$233,793	$233,793
Office and computer equipment	179,349	179,349
Software	41,872	41,872
Furniture and fixtures	25,679	25,679
Vehicles	-	22,531
Other assets	2,446	2,446
Total	483,139	505,670
Accumulated depreciation	(455,288)	(472,828)
Net property and equipment	$27,851	$32,842

The aggregate depreciation related to property and equipment charged to operations was $4,991 and $5,210 for the three months ended March 31, 2013 and 2012, respectively.

 (4)           Property and equipment

Property and equipment consists of the following at December 31, 2012 and 2011:

	2012	2011

Machines and equipment	$233,793	$232,848
Office and computer equipment	179,349	224,600
Software	41,872	41,872
Furniture and fixtures	25,679	24,613
Vehicles	22,531	22,531
Leasehold improvements	-	67,421
Other assets	2,446	2,378
Total	505,670	616,263
Accumulated depreciation	(472,828)	(565,057)
Net property and equipment	$32,842	$51,206

The depreciation charged to operations was $20,375 and $19,034 for the years ended December 31, 2012 and 2011, respectively.  The depreciation policies followed by the Company are described in Note (2).

Intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
6.            Intangible assets

Intangible assets consist of the following:

	March 31, 2013	December 31, 2012

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,351,799)	(2,275,110)
Net intangible assets	$1,150,336	$1,227,025

The aggregate amortization charged to operations was $76,689 and $76,689 for the three months ended March 31, 2013 and 2012, respectively.

(5)           Intangible assets

Intangible assets consist of the following at December 31, 2012 and 2011:

	2012	2011

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,275,110)	(1,968,353)
Net intangible assets	$1,227,025	$1,533,782

The amortization expense charged to operations was $306,757 and $306,756 for the years ended December 31, 2012 and 2011, respectively.  The amortization policies followed by the Company are described in Note (2).

Amortization expense for the future years is summarized as follows:

Years ending December 31,	Amount

2013	$306,756
2014	306,756
2015	306,756
2016	306,757
Total	$1,227,025

The weighted average amortization period for intangible assets is as follows:

	Amount	Weighted Average Period (Years)

Patents	$3,502,135	11.4

Accrued expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
7.             Accrued expenses

Accrued expenses consist of the following:

	March 31, 2013	December 31, 2012

Accrued executive severance	$441,020	$542,269
Accrued audit and tax preparation	51,900	$102,600
Accrued legal professional fees	47,938	23,519
Accrued other	82,453	53,528
	$623,311	$721,916

(6)           Accrued expenses

Accrued expenses consist of the following at December 31, 2012 and 2011:

	2012	2011

Accrued executive severance	$542,269	$-
Accrued audit and tax preparation	102,600	75,516
Accrued legal professional fees	23,519	61,000
Accrued other	53,528	54,067
	$721,916	$190,583

On November 6, 2012, the Company entered into a Severance and Advisory Agreement (the “Severance Agreement”) with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company.  Pursuant to the Severance Agreement, Mr. Cashman will receive, as severance along with other non-cash items, six months of his base salary payable over the following six month period and bonus payments of $100,000 upon each of four bonus payment events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first.  The accrued executive severance at December 31, 2012 represents the unpaid portion of the base salary and bonus payments.

Subscriptions payable for senior secured convertible promissory notes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Secured Convertible Promissory Notes [Text Block]
8.             18% Senior secured convertible promissory notes

During the period from November 2012 through March 8, 2013, the Company entered subscriptions payable for 18% senior secured convertible promissory notes (as previously defined as the “Senior Secured Notes”) from select accredited investors. The Company completed the offering and issued an aggregate $2,000,000 in Senior Secured Notes on March 8, 2013.  As of March 31, 2013, the Company had outstanding $2,000,000 in Senior Secured Notes and had $66,520 in accrued interest expense.  As of December 31, 2012, the Company had received subscriptions payable for Senior Secured Notes in the aggregate principal amount of $430,000 and had accrued interest expense of $8,516.  Kevin A. Richardson, II, chairman of the board of directors of the Company, purchased $60,000 of the Senior Secured Notes.

The Senior Secured Notes have a six month term from the subscription date and the note holders can convert into Company common stock at anytime during the term at a conversion price of $0.20 per share.  Upon the consummation of a qualified financing and/or technology license, as defined in the Senior Secured Note agreements, as amended, of $4,000,000 or more by the Company, the principal and interest on the Senior Secured Notes will automatically convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing and/or technology license, reduced by a discount of 20%, and (ii) $0.20 per share. The note holders will also receive, if any are issued, warrants or any other securities issued in a qualified financing and/or technology license on similar terms to the qualified financing and/or technology license.  The Senior Secured Notes are secured by the tangible and intangible assets of the Company.

The conversion feature embedded in the Senior Secured Notes is accounted for as a derivative liability, and resulted in the creation at issuance of a discount to the carrying amount of the debt in the amount of $2,000,000, which is being amortized as additional interest expense using the straight-line method over the term of the Senior Secured Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The embedded conversion feature is recorded at fair value and is marked to market at each period, with the resulting change in fair value being recorded in the “loss on embedded conversion feature of Senior Secured Notes” in the accompanying condensed consolidated statements of comprehensive loss.  The derivative liability for the embedded conversion feature of the Senior Secured Notes, at fair value, was $5,737,000 at March 31, 2013.

Accrued interest expense on the Senior Secured Notes, including amortization of the debt discount, totaled $428,467 for the three months ended March 31, 2013.

 (7)           Subscriptions payable for senior secured convertible promissory notes

During the year ended December 31, 2012, the Company entered subscriptions payable for 18% senior secured convertible promissory notes (the “Senior Secured Notes”) from selected accredited investors.  Up to $2,000,000 aggregate principal amount of Senior Secured Notes are being offered (the “Offering”) by the Company.  The Company completed the Offering and issued an aggregate $2,000,000 in notes on March 8, 2013.

The Senior Secured Notes have a six month term from the subscription date and the note holders can convert into Company common stock at anytime during the term at $0.20 per share.  Upon the consummation of a qualified financing and/or technology license, as defined in the Senior Secured Note agreements, of $4,000,000 or more by the Company, the principal and interest on the Senior Secured Notes will convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing and/or technology license, reduced by a discount of 20%, and (ii) $0.20 per share. The note holders will also receive, if any are issued, warrants or any other security issued in a qualified financing and/or technology license on similar terms to the qualified financing and/or technology license.  The Senior Secured Notes are secured by the tangible and intangible assets of the Company.  The Company is in the process of evaluating the accounting treatment for these notes issued subsequent to December 31, 2012 and any potential embedded derivatives included therein.

As of December 31, 2012, the Company had received subscriptions payable for Senior Secured Notes in the aggregate principal amount of $430,000 and had accrued interest expense of $8,516.

Notes Payable, Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Text Block]
9.            Notes payable, related parties

The notes payable, related parties consist of the following:

	March 31, 2013	December 31, 2012
Notes payable, unsecured, payable to
HealthTronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

The notes payable, related parties were issued in conjunction with the Company’s purchase of the orthopedic division of HealthTronics, Inc. on August 1, 2005.  The notes payable, related parties bear interest at 6% per annum.  Quarterly interest through June 30, 2010, was accrued and added to the principal balance.  Interest is paid quarterly in arrears beginning September 30, 2010.  All remaining unpaid accrued interest and principal is due August 1, 2015.  Accrued interest currently payable totaled $80,071 and $81,864 at March 31, 2013 and December 31, 2012, respectively.

Interest expense on notes payable to related parties totaled $80,071for the three months ended March 31, 2013 and 2012, respectively.

(8)           Notes payable, related parties

The notes payable, related parties consist of the following at December 31, 2012 and 2011:

	2012	2011

Notes payable, unsecured, payable to HealthTronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

The notes payable, related parties were issued in conjunction with the Company’s purchase of the orthopedic division of HealthTronics, Inc. on August 1, 2005.  The notes payable, related parties bear interest at 6% per annum.  Quarterly interest through June 30, 2010, was accrued and added to the principal balance.  Interest is paid quarterly in arrears beginning September 30, 2010.  All remaining unpaid accrued interest and principal is due August 1, 2015.  Accrued interest currently payable totaled $81,864 at December 31, 2012 and 2011.  Accrued interest not payable until August 1, 2015 totaled $1,372,743 at December 31, 2012 and 2011, and is included in the balance above.

Maturities on notes payable, related parties are as follows:

Years ending December 31,	Amount

2013	$-
2014	-
2015	5,372,743
Total	$5,372,743

On April 4, 2011, the Company amended the terms of outstanding notes with Prides Capital Fund I, LP and NightWatch Capital Partners II, LP such that the unpaid principal and interest balance on the notes, totaling $4,413,908, was cancelled in consideration of the issuance of 1,358,126 shares of common stock of the Company.  In addition, the Company, in connection with this transaction, issued to the noteholders warrants to purchase an aggregate of 679,064 shares of common stock at an exercise price of $4.00 per share.  In accordance with ASC 470, “Debt”, in April 2011, the Company recorded a loss from extinguishment of debt of $1,318,781, which was the difference between the estimated fair value of the common stock and warrants on the date of exchange of $9,330,326 and the fair value of the notes (assuming the conversion feature was exercised by the noteholders) of $8,011,545.

Interest expense on notes payable, related parties totaled $324,768 and $490,273 for the years ended December 31, 2012 and 2011, respectively.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
(9)           Discontinued operations

As of December 31, 2012 and 2011, the Company’s liabilities related to discontinued operations were as follows:

	2012	2011

Accrued expenses	$(655,061)	$(655,061)

Liabilities of discontinued operations	$(655,061)	$(655,061)

Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Text Block]
10.           Income taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions.  The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2006.

At March 31, 2013, the Company had federal net operating loss (“NOL”) carryforwards of $54,017,215 for tax years through the year ended December 31, 2012, that will begin to expire in 2025.  The use of deferred tax assets, including federal net operating losses, is limited to future taxable earnings.  Based on the required analysis of future taxable income under the provisions of ASC 740, Income Taxes (formerly SFAS No. 109), the Company’s management believes that there is not sufficient evidence at March 31, 2013 indicating that the results of operations will generate sufficient taxable income to realize the net deferred tax asset in years beyond 2013.  As a result, a valuation allowance was provided for the entire net deferred tax asset related to future years, including NOL carryforwards.

The Company’s ability to use its NOL carryforwards could be limited and subject to annual limitations.  In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its NOL carryforwards accumulated to date to reduce future taxable income and tax liabilities.  Additionally, because United States tax laws limit the time during which NOL carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its NOL carryforwards for federal income tax purposes.

(10)         Income taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions.  The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2006.

Deferred income taxes are provided for temporary differences between the carrying amounts and tax basis of assets and liabilities.  Deferred taxes are classified as current or noncurrent based on the financial statement classification of the related asset or liability giving rise to the temporary difference.  For those deferred tax assets or liabilities (such as the tax effect of the net operating loss carryforwards) which do not relate to a financial statement asset or liability, the classification is based on the expected reversal date of the temporary difference.

The income tax provision (benefit) consists of the following at December 31, 2012 and 2011:

	2012	2011
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,126,006)	(2,885,054)
State	(227,883)	(332,175)
Foreign	12,556	52,136
Change in valuation allowance	2,341,333	3,165,093
	$-	$-

The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 34% to pretax income (loss) as a result of the following for the years ended December 31, 2012 and 2011:

	2012	2011

Tax expense (benefit) at statutory rate	$(2,176,508)	$(3,583,579)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(159,432)	(248,639)
Income from foreign subsidiaries	165,660	461,573
Non-deductible loss on extinguishment of debt	-	216,969
Change in valuation allowance - United States	2,301,986	3,217,229
Other	(131,706)	(63,553)
Income tax expense (benefit)	$-	$-

The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$20,147,348	$18,458,402
Net operating loss carryforwards - foreign	148,674	109,327
Excess of tax basis over book value of property and equipment	42,946	63,785
Excess of tax basis over book value of intangible assets	431,513	427,484
Stock-based compensation	3,097,308	2,572,287
Accrued employee compensation	352,032	235,109
Captialized equity costs	75,471	75,471
Inventory reserve	36,811	48,905
	24,332,103	21,990,770
Valuation allowance	(24,332,103)	(21,990,770)
Net deferred tax assets	$-	$-

The Company’s ability to use its net operating loss carryforwards could be limited and subject to annual limitations.  In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its net operating loss carryforwards accumulated to date to reduce future taxable income and tax liabilities.  Additionally, because United States tax laws limit the time during which net operating loss carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its net operating loss carryforwards for federal income tax purposes.

The federal net operating loss carryforwards at December 31, 2012 will expire as follows:

Years ending December 31,	Amount

2025	$1,376,740
2026	7,291,084
2027	12,280,771
2028	6,922,963
2029	4,816,700
2030	7,667,557
2031	8,816,976
2032	4,844,424
Total	$54,017,215

Equity transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
11.           Equity transactions

2013 Additional Capital Raise and Consulting Agreements

The continuation of the Company’s business is dependent upon raising additional capital.  The Company has engaged financial advisors to identify the opportunities for a capital raise to fund the Company's dermaPACE clinical work and provide working capital. On February 25, 2013, the Company issued to a consultant 2,000,000 warrants to purchase the Company’s common stock at $0.35 per share.  The five year warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise on or prior to June 1, 2013 (see Note 12).

In February 2013, the Company entered into a consulting agreement with a consultant to assist the Company with its strategy for raising additional capital for which a portion of the fee for the services performed is common stock and warrants. The Company issued 100,000 shares of common stock under this agreement in February 2013. The fair value of the common stock of $35,000, based upon the closing market price of the Company’s common stock at the date the common stock was issued, was recorded as consulting expense for the three months ended March 31, 2013.   In addition, the Company will issue to the consultant 1,000,000 warrants to purchase common stock at an exercise price of $0.35 per share with a term of five years upon consummation by the Company of an qualified offering (as defined in the consulting agreement) resulting in gross proceeds to the Company of no less than $4,000,000 (see Note 12).  In February 2013, the Company entered into two consulting agreements for which a portion of the fee for the services performed is paid with common stock. The Company issued 246,000 shares of common stock under these agreements through March 31, 2013.  The fair value of the common stock of $151,200, which was based upon the closing market price of the Company’s common stock at the dates the common stock was issued, was recorded as consulting expense for the three months ended March 31, 2013.

 (11)        Equity Transactions

Private placement and note exchange

On April 8, 2011, the Company completed a private placement to 28 institutional and individual “accredited investors” (as that term is defined in the Rule 501 under the Securities Act of 1933, as amended (the “Securities Act”)) of 2,804,593 shares of common stock of the Company at a purchase price of $3.25 per share, for gross proceeds of $9,114,927. The net proceeds received by the Company were $8,467,121, net of offering costs of $647,806. As part of the private placement, the investors were issued five-year warrants to purchase up to 2,804,593 shares of common stock at an exercise price of $4.00 per share.  In addition, the placement agent for the private placement was issued a five-year warrant to purchase 93,080 shares of common stock at an exercise price of $4.00 per share.  The warrants vested upon issuance and expire after five years.

For each of the warrants, the holder will be able to exercise the warrant on a so-called cashless basis at any time following the one-year anniversary of the closing of the private placement if a registration statement covering the shares of common stock underlying such warrants is not effective. The Company filed a registration statement with respect to the resale of the shares of common stock sold to the investors and shares of common stock issuable upon exercise ofthe warrants with the SEC and kept the registration statement effective until all registrable securities were sold or may be sold pursuant to Rule 144 under the Securities Act.  The registration statement is no longer effective as the shares have been held for over one year and the Company believes that the shares may be sold pursuant to Rule 144 under the Securities Act.

On April 4, 2011, Prides Capital Fund I, LP and NightWatch Capital Partners II, LP (the “Noteholders”), holders of certain notes payable (the “Notes”) and related parties of the Company, exchanged the unpaid principal and interest balance of the Notes, which totaled $4,413,908, in consideration for the issuance of 1,358,126 shares of common stock.  In connection with this transaction, the Company issued to the Noteholders warrants to purchase an aggregate of 679,064 shares of common stock at an exercise price of $4.00 per share.  Each warrant represents the right to purchase one share of common stock.  The warrants vested upon issuance and expire after five years.  In accordance with ASC 470, “Debt”, in April 2011, the Company recorded a loss from extinguishment of debt of $1,318,781, which was the difference between the estimated fair value of the common stock and warrants on the date of exchange of $9,330,326 and the fair value of the Notes (assuming the conversion feature was exercised by the Noteholders) of $8,011,545.

Unit options

During the year ended December 31, 2010, the Company sold “Units” to select accredited investors which consisted of: (i) one share of common stock; (ii) a two-year common stock purchase warrant (the “Class D Warrant”) to purchase one share of common stock, at an exercise price of $2.00; and (iii) an option (the “Option”), which, as amended, expired on January 31, 2011, to purchase the same number of Units as granted pursuant to this transaction, at the purchase price of $2.00 per Unit.

Between January 1 and January 31, 2011, Option holders exercised 1,950,167 Options for total gross proceeds of $3,900,334 to the Company.  In connection with the exercise of Options in January 2011, the Company issued 1,950,167 shares of common stock and 1,950,167 Class D Warrants.  The Option holders included the chairman of the board of directors of the Company who exercised 545,252 Options and the brother of a member of the board of directors of the Company who exercised 686,252 Options. The 132,500 Options that remained unexercised at January 31, 2011 expired by their terms.

Preferred stock

The Company’s preferred stock may have such rights, preferences and designations and may be issued in such series as determined by the board of directors.  No shares were issued and outstanding at December 31, 2012 and 2011.

Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding
12.           Warrants

 A summary of the warrant activity as of March 31, 2013 and December 31, 2012, and the changes during the three months ended March 31, 2013, is presented as follows:

	Class A Warrants	Class B Warrants	Class D Warrants	Class E Warrants	Class F Warrants
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737	-
Issued	-	-	-	-	2,000,000
Exercised	-	-	-	-	-
Expired	-	-	(1,950,167)	-	-
Outstanding as of March 31, 2013	1,106,627	1,106,627	-	3,576,737	2,000,000

The Class A, Class B, Class E and Class F Warrants expire five years from date of issuance and the Class D Warrants expired two years from date of issuance.  The Class A and Class E Warrants have an exercise price of $4.00 per share, the Class B Warrants have an exercise price of $8.00 per share and the Class F Warrants have an exercise price of $0.35 per share.  The Class D Warrants expired unexercised on January 31, 2013.

As discussed in Note 11 above, on February 25, 2013, the Company issued to a consultant 2,000,000 warrants to purchase the Company’s common stock at $0.35 per share.  The five year warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise on or prior to June 1, 2013.   The Company will record the underlying cost of the warrants as a cost of capital upon completion of a qualified offering, if it occurs.

12.           Warrants (continued)

As discussed in Note 11 above, in February 2013, the Company entered into a consulting agreement with a consultant to assist the Company with its strategy for raising additional capital for which a portion of the fee for the services performed is common stock and warrants.   The Company will issue to the consultant 1,000,000 warrants to purchase common stock at an exercise price of $0.35 per share with a term of five years upon consummation by the Company of an qualified offering (as defined in the consulting agreement) resulting in gross proceeds to the Company of no less than $4,000,000.  The Company will record the underlying cost of the warrants as a cost of capital upon completion of a qualified offering, if it occurs.

The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s Common Stock, or if the Company consolidates with or merges into another company.

(12)         Warrants

A summary of warrants as of December 31, 2012 and 2011, and the changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Class A Warrants	Class B Warrants	Class D Warrants	Class E Warrants
Outstanding as of December 31, 2010	1,106,627	1,106,627	2,284,993	-
Issued	-	-	1,950,167	3,576,737
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding as of December 31, 2011	1,106,627	1,106,627	4,235,160	3,576,737
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	(2,284,993)	-
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737

The Class A, Class B and Class E Warrants expire five years from date of issuance and the Class D warrants expire two years from date of issuance.  The outstanding Class D Warrants at December 31, 2012 expired unexercised on January 31, 2013.

The Class A and Class E warrants have an exercise price of $4.00 per share, the Class B warrants have an exercise price of $8.00 per share, and the Class D warrants have an exercise price of $2.00 per share.  The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another corporation.

Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
13.           Commitments and contingencies

Subscription agreement

On November 27, 2012, the Company and David N. Nemelka (the “Subscriber”), the brother of John F. Nemelka, a member of the Company’s board of directors, entered into a subscription agreement (the “Subscription Agreement”) whereby the Subscriber has agreed to purchase from the Company, and the Company has agreed to sell and issue, a total of 4,000,000  shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000 (the “Purchase Price”).  The shares are subject to piggy-back registration rights if the Company files a registration statement for an offering of securities.

The Purchase Price shall be payable to the Company as follows: (i) $50,000 on or before January 31, 2013; (ii) $50,000 on or before February 15, 2013; and (iii) the balance of $900,000 on or before May 27, 2014 (the “Outside Due Date”).  The Subscriber may make payments of the Purchase Price at his discretion in minimum installments of $100,000 each, until the Outside Due Date.

In the event that at any time after February 15, 2013, the Company’s total available cash should be less than $100,000, the Subscriber shall, upon demand of the Company, pay to the Company $100,000 of the then outstanding balance of the Purchase Price, which payment shall be due within thirty (30) days of the demand.  There is no limit on the number of demands that the Company may make pursuant to this provision of the Subscription Agreement, provided, however, that in no event shall the Company provide more than one notice of demand for payment in any thirty (30) day period.

As of March 31, 2013, the Subscriber had paid the Company $100,000 and was issued 400,000 shares of unregistered common stock of the Company.  The Company will record the additional $900,000 and issue the corresponding 3,600,000 shares of common stock in the periods in which the Purchase Price is received.

Operating Leases

The Company leases office and warehouse space.  Rent expense for the three months ended March 31, 2013 and 2012, was $27,474 and $86,798, respectively.

Capital Leases

The Company leases certain office equipment under an agreement classified as a capital lease. The leased assets serve as security for the lease.  The accumulated depreciation of such equipment at March 31, 2013 and December 31, 2012 totaled $7,681 and $6,468, respectively. The net book value of such equipment at March 31, 2013 and December 31, 2012 totaled $6,872 and $8,085, respectively.

13.           Commitments and contingencies (continued)

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business.  While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.

HealthTronics, Inc., along with the Company, are defendants in an alleged breach of contract lawsuit dated April 21, 2006 brought in the Miami-Dade County Circuit Court, Florida by a former limited partner of a former limited partnership of the Company, Bone & Joint Treatment Centers of America.  Bone & Joint Treatment Centers of America, the plaintiff, is seeking greater than $3 million.  The lawsuit went to trial and the Company received a summary judgment in its favor in December 2011.  On January 5, 2012, the plaintiff filed an appeal of the summary judgment and the appeal was heard by a three judge panel on April 29, 2013.  HealthTronics, Inc. has been responsible for the defense of the lawsuit on behalf of the Company and believes the case is unfounded and is contesting the claims vigorously.

 (13)        Commitments and contingencies

Subscription agreement

On November 27, 2012, the Company and David N. Nemelka (the “Subscriber”), the brother of John F. Nemelka, a member of the Company’s board of directors, entered into a subscription agreement (the “Subscription Agreement”) whereby the Subscriber has agreed to purchase from the Company, and the Company has agreed to sell and issue, a total of 4,000,000  shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000 (the “Purchase Price”).  The shares are subject to piggy-back registration rights if the Company files a registration statement for an offering of securities.

The Purchase Price shall be payable to the Company as follows: (i) $50,000 on or before January 31, 2013; (ii) $50,000 on or before February 15, 2013; and (iii) the balance of $900,000 on or before May 27, 2014 (the “Outside Due Date”).  The Subscriber may make payments of the Purchase Price at his discretion in minimum installments of $100,000 each, until the Outside Due Date.

In the event that at any time after February 15, 2013, the Company’s total available cash should be less than $100,000, the Subscriber shall, upon demand of the Company, pay to the Company $100,000 of the then outstanding balance of the Purchase Price, which payment shall be due within thirty (30) days of the demand.  There is no limit on the number of demands that the Company may make pursuant to this provision of the Subscription Agreement, provided, however, that in no event shall the Company provide more than one notice of demand for payment in any thirty (30) day period.

As of December 31, 2012, the Subscriber had paid the Company $25,000 and was issued 100,000 shares of unregistered common stock of the Company.  The Company will record the additional $975,000 and issue the corresponding 3,900,000 shares of common stock in the periods in which the Purchase Price is received.  Subsequent to December 31, 2012, the Subscriber has paid the Company an additional $75,000 and was issued an additional 300,000 shares of unregistered common stock of the Company which was recorded in the first quarter of 2013.

Operating Leases

The Company leases office and warehouse space.  Rent expense for the years ended December 31, 2012 and 2011, was $298,452 and $361,189, respectively.  Minimum future lease payments under non-cancellable operating leases consist of the following:

Year ending December 31,	Amount

2013	$102,576
2014	105,643
2015	90,225
Total	$298,444

Capital Leases

The Company leases certain office equipment under an agreement classified as a capital lease. The leased assets serve as security for the lease.  The accumulated depreciation of such equipment at December 31, 2012 and 2011 totaled $6,468 and $1,617, respectively. The net book value of such equipment at December 31, 2012 and 2011 totaled $8,085 and $12,935, respectively.

The future commitments as of December 31, 2012 under this capital lease agreement are as follows:

Year ending December 31,	Principal	Interest	Total
2013	$4,933	$501	$5,434
2014	3,951	125	4,076
	$8,884	$626	$9,510

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business.  While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.

HealthTronics, Inc., along with the Company, are defendants in an alleged breach of contract lawsuit dated April 21, 2006 brought in the Miami-Dade County Circuit Court, Florida by a former limited partner of a former limited partnership of the Company, Bone & Joint Treatment Centers of America.  Bone & Joint Treatment Centers of America, the plaintiff, is seeking greater than $3 million.    The lawsuit went to trial and the Company received a summary judgment in its favor in December 2011.  On January 5, 2012, the plaintiff filed an appeal of the summary judgment. HealthTronics has been responsible for the defense of the lawsuit on behalf of the Company and believes the case is unfounded and is contesting the claims vigorously.

401(k) plan	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Description of Defined Contribution Pension and Other Postretirement Plans
14.           401(k) plan

The Company sponsors a 401(k) plan that covers all employees who meet the eligibility requirements.  The Company amended the 401(k) plan to make the Company matching contribution discretionary and discontinued the Company match effective February 1, 2012.  The Company contributed $0 and $9,664 to the plan for the three months ended March 31, 2013 and 2012, respectively.

(14)         401(k) plan

The Company sponsors a 401(k) plan that covers all employees who meet the eligibility requirements.  The Company matched 50% of employee contributions up to 6% of theircompensation effective until January 31, 2012.  Effective February 1, 2012, the Company amended the 401(k) plan to make the Company matching contribution discretionary and discontinued the Company match.  The Company contributed $9,664 and $73,797 to the plan for the years ended December 31, 2012 and 2011, respectively.

Stock-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
15.           Stock-based compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”).  The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock.  Options granted may include non-statutory options as well as qualified incentive stock options.  The Stock Incentive Plan is currently administered by the board of directors of the Company.  The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option.  The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to four years and have a ten year term.  The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant.  At December 31, 2012, the Stock Incentive Plan reserved 5,000,000 shares of common stock for grant. On February 21, 2013, the Stock Incentive Plan was amended to reserve a total of 8,500,000 shares of common stock for grant.

On February 21, 2013, the Company, by mutual agreement with all the active employees and directors of the Company, cancelled options granted to the active employees in the year ended December 31, 2011 and prior which totaled 1,113,644 shares of common stock at an average exercise price of $2.92.  In exchange for these options, the active employees and directors received new options to purchase 2,243,644 shares of common stock at an exercise price of $0.35 per share.  Using the Black-Scholes option pricing model, management has determined that the options at the grant date, net of the value of the cancelled options as of the date of cancellation, had an average fair value per share of $0.223 resulting in total compensation of $499,621.  Compensation cost will be recognized over the requisite service period.

On February 21, 2013, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.35 per share in place of an annual cash consulting fee.  Using the Black-Scholes option pricing model, management has determined that the options at the grant date had a fair value per share of $0.25 resulting in total compensation of $25,000.  Compensation cost will be recognized over the calendar year 2013.

15.           Stock-based compensation (continued)

On February 25, 2013, Joseph Chiarelli joined the Company to serve as the Chief Executive Officer and a director of the Company.  Mr. Chiarelli was granted options to purchase 2,250,000 shares of the Company’s common stock at an exercise price of $0.35 per share.  The options vest and become exercisable in five installments as follows: (i) 375,000 vested at grant; (ii) 375,000 vest upon the Company completing a financing resulting in gross proceeds to the Company of no less than $5,000,000 at a price per share of not less than $0.35; (iii) 375,000 upon the execution by the Company of a license or distribution agreement from which the Company is entitled to receive gross proceeds of no less than $1,000,000 and the Company has received payments of at least $250,000; (iv) 375,000 vest upon receipt by the Company of FDA approval for the use of dermaPACE; and (v) 750,000 vest in the event the Company achieves the milestones (i), (ii), (iii) and (iv) above during the initial two year term and the term is not extended by the Company.  Using the Black-Scholes option pricing model, management has determined that the options had an average fair value per share of $0.207 resulting in total compensation of $465,000.  Compensation cost will be recognized over the requisite service period.

On March 8, 2012, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.44 per share in place of an annual cash consulting fee.  Using the Black-Scholes option pricing model, management has determined that the options granted in March 2012 had a fair value per share of $0.27 resulting in total compensation of $27,250.  Compensation cost was recognized over the calendar year 2012.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the three months ended March 31, 2013 and 2012:

	2013	2012
Weighted average expected life in years	4.3	5.2
Weighted average risk free interest rate	0.72%	0.95%
Weighted average volatility	150.0%	75.0%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted.  The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. Since there is a limited trading history for the Company’s common stock, the expected volatility is based on a combination of historical data from companies similar in size, value and trading history for the Company’s common stock. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. Management estimates pre-vesting forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest. The expected dividend yield is based on historical dividend experience, however, since inception the Company has not declared dividends.

The Company recognized as compensation cost for all outstanding stock options granted to employees, directors and advisors, $317,601 and $262,176 for the three months ended March 31, 2013 and 2012, respectively.

15.           Stock-based compensation (continued)

A summary of option activity as of March 31, 2013 and December 31, 2012, and the changes during the three months ended March 31, 2013, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2012	5,229,330	$2.25
Granted	4,593,644	$0.35
Exercised	-	$-
Cancelled	(1,113,644)	$2.92
Forfeited or expired	(105,000)	$2.93
Outstanding as of March 31, 2013	8,604,330	$1.14

Exercisable	4,733,572	$1.80

The weighted average remaining contractual term for outstanding and exercisable stock options was 7.5 years as of March 31, 2013, and 6.6 years as of December 31, 2012.

A summary of the Company’s nonvested options as of March 31, 2013 and December 31, 2012, and changes during the three months ended March 31, 2013, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2012	508,750	$0.66
Granted	4,593,644	$0.35
Vested	(1,180,386)	$0.41
Cancelled	(43,750)	$2.87
Forfeited or expired	(7,500)	$5.25
Outstanding as of March 31, 2013	3,870,758	$0.33

(15)         Stock-based compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”).  The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock.  Options granted may include non-statutory options as well as qualified incentive stock options.  The Stock Incentive Plan is currently administered by the board of directors of the Company.  The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option.  The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to four years and have a ten year term.  The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant.  At December 31, 2012, the Stock Incentive Plan reserved 5,000,000 shares of common stock for grant.  Subsequent to December 31, 2012, the Stock Incentive Plan was amended to reserve a total of 8,500,000 shares of common stock for grant.

As discussed in Note (6), on November 6, 2012, the Company entered into a Severance Agreement with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company.  Pursuant to the Severance Agreement, Mr. Cashman  received (a) a grant of 1,000,000 options to acquire shares of common stock at an exercise price of $0.21 per share with 600,000 of the options vested upon the execution of the Severance Agreement and the remaining 400,000 options vesting in increments of 100,000 upon events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first, (b) a grant of 50,000 options to acquire shares of common stock at an exercise price of $0.21 per share as consideration for the provision of twelve months of advisory services and (c) the full vesting of all other outstanding and unvested options.  Using the Black-Scholes option pricing model, management has determined that the options granted in November 2012 had a fair value per share of $0.15 resulting in total compensation of $160,500. Compensation cost will be recognized over the requisite vesting period.

On March 8, 2012, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.44 per share in place of an annual cash consulting fee.  Using the Black-Scholes option pricing model, management has determined that the options granted in March 2012 had a fair value per share of $0.27 resulting in total compensation of $27,250.  Compensation cost was recognized over the calendar year 2012.

On November 16, 2011, the Company granted an employee options to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.60 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in November 2011 had a fair value per share of $0.96 resulting in total compensation of $24,000.  Compensation cost will be recognized over the requisite service period.

On October 24, 2011, the Company granted 1,300,000 options to an employee at an exercise price of $1.98 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in October 2011 had a fair value per share of $1.15 resulting in total compensation of $1,496,563.  Compensation cost will be recognized over the requisite service period.

On September 28, 2011, the Company granted 25,000 options to a member of the board of directors at an exercise price of $2.85 per share.  On September 20, 2011, the Company granted 25,000 options to a member of the board of directors at an exercise price of $2.95 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in September 2011 had a weighted average fair value per share of $1.58 resulting in total compensation of $78,750.  The stock options were fully vested when granted and therefore the full compensation cost was recognized at grant date.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the years ended December 31, 2012 and 2011:

	2012	2011
Weighted average expected life in years	5.2	5.8
Weighted average risk free interest rate	0.81%	1.32%
Weighted average volatility	97.83%	65.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Since there is a limited trading history for our common stock, the expected volatility is based on historical data from companies similar in size and value to us. The expected dividend yield is based on our historical dividend experience, however, since our inception, we have not declared dividends. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. We estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest. The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted.

For the years ended December 31, 2012 and 2011, the Company recognized $1,391,316 and $1,118,813, respectively, as compensation cost related to options granted.  The remaining $87,184 of compensation cost will be recognized over the next three years as follows:

Years ending December 31,	Unrecognized Compensation Cost

2013	$78,260
2014	7,542
2015	1,382
Total	$87,184

A summary of option activity as of December 31, 2012 and 2011, and the changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	2,992,796	$3.20
Granted	1,375,000	$2.00
Exercised	-	$-
Forfeited or expired	(2,250)	$3.14
Outstanding as of December 31, 2011	4,365,546	$2.82
Granted	1,150,000	$0.23
Exercised	-	$-
Forfeited or expired	(286,216)	$2.85
Outstanding as of December 31, 2012	5,229,330	$2.25

Exercisable	4,720,580	$2.42

The weighted average remaining contractual term for outstanding exercisable stock options is 6.6 years as of December 31, 2012 and 6.3 years as of December 31, 2011.

A summary of the Company’s nonvested options as of December 31, 2012 and 2011, and changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	883,993	$4.69
Granted	1,375,000	$2.01
Vested	(943,084)	$3.85
Forfeited or expired	(1,187)	$3.62
Outstanding as of December 31, 2011	1,314,722	$2.48
Granted	1,150,000	$0.23
Vested	(1,901,722)	$1.52
Forfeited or expired	(54,250)	$3.41
Outstanding as of December 31, 2012	508,750	$0.66

Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
(16)         Segment and geographic information

The Company has one line of business with revenues being generated from sales in Europe and Asia and all significant expenses being generated in the United States.  All significant assets are located in the United States.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
(17)         Subsequent events

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements.

Senior Secured Notes

The Company has been working with select accredited investors to raise capital through the issuance of Senior Secured Notes as discussed in Note (7).  Through December 31, 2012, the Company had received subscriptions payable for Senior Secured Notes in the aggregate principal amount of $430,000 and had accrued interest expense of $8,516. Up to $2,000,000 aggregate principal amount of Senior Secured Notes are being offered by the Company.

Subsequent to year-end, the Company received an additional $1,570,000 in subscriptions for the Senior Secured Notes.  The Company completed the offering on March 8, 2013 and issued such notes.  Kevin A. Richardson, II, chairman of the board of directors of the Company, purchased $60,000 of the Senior Secured Notes.

Subscription Agreement

As discussed in Note (13), on November 27, 2012, the Company entered into a Subscription Agreement whereby the Subscriber has agreed to purchase from the Company, and the Company agreed to sell and issue, a total of 4,000,000 shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000.  As of December 31, 2012, the Subscriber had paid the Company $25,000 and was issued 100,000 unregistered shares of common stock of the Company.  The Company will record the additional $975,000 and issue the corresponding 3,900,000 shares of common stock in the periods in which the Purchase Price is received.

Subsequent to December 31, 2012, the Subscriber has paid the Company an additional $75,000 and was issued an additional 300,000 shares of unregistered common stock of the Company which was recorded in the first quarter of 2013.

2013 Additional Capital Raise and Consulting Agreements

The continuation of the Company’s business is dependent upon raising additional capital. Management’s plans are to obtain additional capital in 2013 through the issuance of common stock or other equities. The Company has engaged financial advisors to identify the opportunities for a capital raise to fund the Company's dermaPACE clinical work and provide working capital. The Company has issued to a consultant, 2,000,000 warrants to purchase the Company’s common stock at $0.35 per share.  The four year warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise.

In February 2013, the Company entered into a consulting agreement with a consultant to assist the Company with its strategy for raising additional capital for which a portion of the fee for the services performed is common stock and warrants. The Company issued 100,000 shares of common stock under this agreement in February 2013. In addition, the Company will issue to the consultant 1,000,000 warrants to purchase common stock at an exercise price of $0.35 per share with a term of five years upon consummation by the Company of an qualified offering (as defined in the consulting agreement) resulting in gross proceeds to the Company of no less than $4,000,000.

In February 2013, the Company entered into two consulting agreements for which a portion of the fee for the services performed is paid with common stock. The Company has issued 173,000 shares of common stock under these agreements through March 22, 2013.

Employment Agreement with new Chief Executive Officer

  Subsequent to December 31, 2012, Joseph Chiarelli joined the Company to serve as the Chief Executive Officer and a director of the Company commencing on February 25, 2013 with a two year term thereafter extendable for one year periods.  Mr. Chiarelli is entitled to an annual base salary of $200,000 for the first year and $225,000 thereafter, with a performance and compensation review not less often than annually, at which time compensation may be adjusted as determined by the board of directors.

In the event of the satisfaction of the following milestones, the Company shall award and pay to Mr. Chiarelli a cash bonus as follows: (i) $35,000 for the Company completing a financing resulting in gross proceeds to the Company of no less than $5,000,000 at a price per share of not less than $0.35; (ii) $25,000 when the final patient is enrolled in the Company’s dermaPACE Phase III clinical trial; (iii) $25,000 upon receipt by the Company of FDA approval for the use of dermaPACE; and (iv) $25,000 upon the execution by the Company of a license or distribution agreement from which the Company is entitled to receive gross proceeds of no less than $1,000,000 and the Company has received payments of at least $250,000.  In addition, with respect to each full fiscal year, Mr. Chiarelli is eligible to earn an annual bonus award as determined by the board of directors based on the achievement of certain performance goals established by the board of directors. Mr. Chiarelli is also entitled to participate in the Company’s employee benefit plans (other than annual bonus and incentive plans).  The employment agreement contains an agreement not to compete, which covers the term of employment and two years thereafter, and a confidentiality provision, which is indefinite.

Upon the execution of his employment agreement, Mr. Chiarelli was granted options to purchase 2,250,000 shares of the Company’s common stock at an exercise price of $0.35 per share.  The options vest and become exercisable in five installments as follows: (i) 375,000 vested at grant; (ii) 375,000 vest upon the Company completing a financing resulting in gross proceeds to the Company of no less than $5,000,000 at a price per share of not less than $0.35; (iii) 375,000 upon the execution by the Company of a license or distribution agreement from which the Company is entitled to receive gross proceeds of no less than $1,000,000 and the Company has received payments of at least $250,000; (iv) 375,000 vest upon receipt by the Company of FDA approval for the use of dermaPACE; and (v) 750,000 vest in the event the Company achieves the milestones (i), (ii), (iii) and (iv) above during the initial two year term and the term is not extended by the Company.

Stock Incentive Plan

Subsequent to December 31, 2012, the Company amended the Stock Incentive Plan to increase the shares of common stock reserved for grant pursuant to the Stock Incentive Plan to 8,500,000.  In addition, on February 21, 2013, the Company, by mutual agreement with the active employees and directors of the Company, cancelled options granted to the active employees in the year ended December 31, 2011 and prior which totaled 1,113,644 shares of common stock at an average exercise price of $2.92.   In exchange for these options, the active employees and directors received new options to purchase 2,243,644 shares of common stock at an exercise price of $0.35 per share.  The Company will record the effect of this transaction in the first quarter of 2013.

Nature of the Business	3 Months Ended
Mar. 31, 2013
Nature of Operations [Text Block]
1.             Nature of the Business

SANUWAVE Health, Inc. and subsidiaries (the “Company”) is a shockwave technology company using noninvasive, high-energy, acoustic shockwaves for regenerative medicine and other applications.  The Company’s initial focus is regenerative medicine – utilizing noninvasive, acoustic shockwaves to solicit a biological response resulting in the body healing itself through the repair and regeneration of tissue, musculoskeletal and vascular structures.  The Company’s lead regenerative product in the United States is the demaPACE® device, which is in a supplemental Phase III clinical study for treating diabetic foot ulcers with possible FDA approval in 2015 subject to submission of satisfactory clinical study results.

The Company’s portfolio of healthcare products and product candidates activate biologic signaling and angiogenic responses, including new vascularization and microcirculatory improvement, helping to restore the body’s normal healing processes and regeneration.  The Company intends to apply its Pulsed Acoustic Cellular Expression (PACE®) technology in wound healing, orthopedic, plastic/cosmetic and cardiac conditions.  The Company is currently not marketing any commercial products in the United States.  Revenue is from sales of the European Conformity Marking (“CE Mark”) devices and accessories in Europe, Canada and Asia/Pacific.

In addition, there are license/partnership opportunities for the Company’s shockwave technology for non-medical uses, including energy, water, food and industrial markets.

Changes in other comprehensive loss	3 Months Ended
Mar. 31, 2013
Comprehensive Income (Loss) Note [Text Block]
16.           Changes in other comprehensive loss

The amounts recognized in other comprehensive loss for the three months ended March 31, 2013 were as follows:

	Currency Translations	Total

Balance, at December 31, 2012	$13,116	$13,116
Other comprehensive loss before reclassifications	(6,925)	(6,925)
Amounts reclassified from AOCI	-	-
Net change in other comprehensive loss	(6,925)	(6,925)
Balance, at March 31, 2013	$6,191	$6,191

Earnings (loss) per share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Text Block]
17.           Earnings (loss) per share

The Company calculates net income (loss) per share in accordance with ASC 260, Earnings Per Share (formerly SFAS No. 128, Earnings Per Share).  Under the provisions of ASC 260, basic net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders for the period by the weighted average number of shares of common stock outstanding for the period.  Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock and dilutive common stock equivalents then outstanding. To the extent that securities are “anti-dilutive,” they are excluded from the calculation of diluted net income (loss) per share.

As a result of the net loss for the three months ended March 31, 2013 and 2012, respectively, all potentially dilutive shares were anti-dilutive and therefore excluded from the computation of diluted net loss per share.  The anti-dilutive equity securities totaled 26,726,924 shares and 14,436,697 shares at March 31, 2013 and 2012, respectively.

Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	March 31, 2013	December 31, 2012

Inventory - finished goods	$272,292	$306,706
Inventory - parts	76,090	83,509
Total	348,382	390,215
Allowance for losses and obsolescence	(87,100)	(97,550)
Net inventory	$261,282	$292,665

	2012	2011

Inventory - finished goods	$306,706	$412,291
Inventory - parts	83,509	113,593
Gross inventory	390,215	525,884
Provision for losses and obsolescence	(97,550)	(129,600)
Net inventory	$292,665	$396,284

Property and equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	March 31, 2013	December 31, 2012

Machines and equipment	$233,793	$233,793
Office and computer equipment	179,349	179,349
Software	41,872	41,872
Furniture and fixtures	25,679	25,679
Vehicles	-	22,531
Other assets	2,446	2,446
Total	483,139	505,670
Accumulated depreciation	(455,288)	(472,828)
Net property and equipment	$27,851	$32,842

	2012	2011

Machines and equipment	$233,793	$232,848
Office and computer equipment	179,349	224,600
Software	41,872	41,872
Furniture and fixtures	25,679	24,613
Vehicles	22,531	22,531
Leasehold improvements	-	67,421
Other assets	2,446	2,378
Total	505,670	616,263
Accumulated depreciation	(472,828)	(565,057)
Net property and equipment	$32,842	$51,206

Intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2013	December 31, 2012

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,351,799)	(2,275,110)
Net intangible assets	$1,150,336	$1,227,025

	2012	2011

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,275,110)	(1,968,353)
Net intangible assets	$1,227,025	$1,533,782

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Years ending December 31,	Amount

2013	$306,756
2014	306,756
2015	306,756
2016	306,757
Total	$1,227,025

Schedule of Intangible Assets and Goodwill [Table Text Block]
	Amount	Weighted Average Period (Years)

Patents	$3,502,135	11.4

Accrued expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	March 31, 2013	December 31, 2012

Accrued executive severance	$441,020	$542,269
Accrued audit and tax preparation	51,900	$102,600
Accrued legal professional fees	47,938	23,519
Accrued other	82,453	53,528
	$623,311	$721,916

	2012	2011

Accrued executive severance	$542,269	$-
Accrued audit and tax preparation	102,600	75,516
Accrued legal professional fees	23,519	61,000
Accrued other	53,528	54,067
	$721,916	$190,583

Notes Payable, Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Debt [Table Text Block]
	March 31, 2013	December 31, 2012
Notes payable, unsecured, payable to
HealthTronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

	2012	2011

Notes payable, unsecured, payable to HealthTronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

Schedule of Maturities of Long-term Debt [Table Text Block]
Years ending December 31,	Amount

2013	$-
2014	-
2015	5,372,743
Total	$5,372,743

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	2012	2011

Accrued expenses	$(655,061)	$(655,061)

Liabilities of discontinued operations	$(655,061)	$(655,061)

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,126,006)	(2,885,054)
State	(227,883)	(332,175)
Foreign	12,556	52,136
Change in valuation allowance	2,341,333	3,165,093
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011

Tax expense (benefit) at statutory rate	$(2,176,508)	$(3,583,579)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(159,432)	(248,639)
Income from foreign subsidiaries	165,660	461,573
Non-deductible loss on extinguishment of debt	-	216,969
Change in valuation allowance - United States	2,301,986	3,217,229
Other	(131,706)	(63,553)
Income tax expense (benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$20,147,348	$18,458,402
Net operating loss carryforwards - foreign	148,674	109,327
Excess of tax basis over book value of property and equipment	42,946	63,785
Excess of tax basis over book value of intangible assets	431,513	427,484
Stock-based compensation	3,097,308	2,572,287
Accrued employee compensation	352,032	235,109
Captialized equity costs	75,471	75,471
Inventory reserve	36,811	48,905
	24,332,103	21,990,770
Valuation allowance	(24,332,103)	(21,990,770)
Net deferred tax assets	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
Years ending December 31,	Amount

2025	$1,376,740
2026	7,291,084
2027	12,280,771
2028	6,922,963
2029	4,816,700
2030	7,667,557
2031	8,816,976
2032	4,844,424
Total	$54,017,215

Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Class A Warrants	Class B Warrants	Class D Warrants	Class E Warrants	Class F Warrants
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737	-
Issued	-	-	-	-	2,000,000
Exercised	-	-	-	-	-
Expired	-	-	(1,950,167)	-	-
Outstanding as of March 31, 2013	1,106,627	1,106,627	-	3,576,737	2,000,000

	Class A Warrants	Class B Warrants	Class D Warrants	Class E Warrants
Outstanding as of December 31, 2010	1,106,627	1,106,627	2,284,993	-
Issued	-	-	1,950,167	3,576,737
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding as of December 31, 2011	1,106,627	1,106,627	4,235,160	3,576,737
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	(2,284,993)	-
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Amount

2013	$102,576
2014	105,643
2015	90,225
Total	$298,444

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Year ending December 31,	Principal	Interest	Total
2013	$4,933	$501	$5,434
2014	3,951	125	4,076
	$8,884	$626	$9,510

Stock-based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012
Weighted average expected life in years	4.3	5.2
Weighted average risk free interest rate	0.72%	0.95%
Weighted average volatility	150.0%	75.0%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

	2012	2011
Weighted average expected life in years	5.2	5.8
Weighted average risk free interest rate	0.81%	1.32%
Weighted average volatility	97.83%	65.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
Years ending December 31,	Unrecognized Compensation Cost

2013	$78,260
2014	7,542
2015	1,382
Total	$87,184

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2012	5,229,330	$2.25
Granted	4,593,644	$0.35
Exercised	-	$-
Cancelled	(1,113,644)	$2.92
Forfeited or expired	(105,000)	$2.93
Outstanding as of March 31, 2013	8,604,330	$1.14

Exercisable	4,733,572	$1.80

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	2,992,796	$3.20
Granted	1,375,000	$2.00
Exercised	-	$-
Forfeited or expired	(2,250)	$3.14
Outstanding as of December 31, 2011	4,365,546	$2.82
Granted	1,150,000	$0.23
Exercised	-	$-
Forfeited or expired	(286,216)	$2.85
Outstanding as of December 31, 2012	5,229,330	$2.25

Exercisable	4,720,580	$2.42

Schedule of Other Share-based Compensation, Activity [Table Text Block]
	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2012	508,750	$0.66
Granted	4,593,644	$0.35
Vested	(1,180,386)	$0.41
Cancelled	(43,750)	$2.87
Forfeited or expired	(7,500)	$5.25
Outstanding as of March 31, 2013	3,870,758	$0.33

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	883,993	$4.69
Granted	1,375,000	$2.01
Vested	(943,084)	$3.85
Forfeited or expired	(1,187)	$3.62
Outstanding as of December 31, 2011	1,314,722	$2.48
Granted	1,150,000	$0.23
Vested	(1,901,722)	$1.52
Forfeited or expired	(54,250)	$3.41
Outstanding as of December 31, 2012	508,750	$0.66

Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Description	Balance at December 31, 2012	New Issuances	Change in Fair Value	Balance at March 31, 2013
Derivative liability:
Embedded conversion feature of Senior Secured Notes	$-	$4,908,000	$829,000	$5,737,000

Changes in other comprehensive loss (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Currency Translations	Total

Balance, at December 31, 2012	$13,116	$13,116
Other comprehensive loss before reclassifications	(6,925)	(6,925)
Amounts reclassified from AOCI	-	-
Net change in other comprehensive loss	(6,925)	(6,925)
Balance, at March 31, 2013	$6,191	$6,191

Going Concern (Detail) (USD $)	2 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended	0 Months Ended
	Mar. 08, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Scenario, Forecast [Member] Minimum [Member]	Mar. 31, 2013 Scenario, Forecast [Member] Maximum [Member]	Mar. 31, 2013 Scenario, Forecast [Member]	Mar. 31, 2013 Scenario, Forecast [Member]	Mar. 08, 2013 Senior Secured Notes [Member]
Net Income (Loss) Attributable to Parent		$ (5,369,333)	$ (1,835,315)	$ (6,401,494)	$ (10,238,797)
Net Cash Provided by (Used in) Operating Activities		(1,043,674)	(1,490,445)	(4,290,121)	(8,831,699)		575,000	625,000
Working Capital		(7,130,480)		(2,413,536)
Retained Earnings (Accumulated Deficit)		(76,279,655)		(70,910,322)	(64,508,828)
Cash and Cash Equivalents, at Carrying Value		671,027	2,421,809	70,325	3,909,383	417,457
Proceeds from Issuance of Debt	1,570,000			430,000
Capital Offering Subscription Aggregate Amount	60,000
Proceeds from Issuance of Senior Long-term Debt										600,000	2,000,000
Proceeds from Issuance of Private Placement		6,000,000			8,467,121
Direct Operating Costs									3,800,000
Debt Instrument, Interest Rate, Stated Percentage				18.00%							18.00%
Capital Raises Threshold for Senior Notes Conversion	$ 4,000,000

Summary of Significant Accounting Policies (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents Maximum Maturity Term			90 days
Number of Major Customers			2	2
Accounts Receivable Length of Collection Period			60 days
Notes Payable, Related Parties (in Dollars)	$ 5,372,743		$ 5,372,743
Related Party Transaction, Rate	6.00%		6.00%
Notes Payable, Fair Value Disclosure (in Dollars)	4,621,186		4,545,620	4,253,362
Debt Instrument, Interest Rate, Stated Percentage			18.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	26,726,924	14,436,697	15,162,069	14,390,697
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years		4 years
Debt Instrument, Unamortized Discount	2,000,000
Notes Payable, Related Parties	5,372,743		5,372,743
Notes Payable, Fair Value Disclosure	4,621,186		4,545,620	4,253,362
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life			3 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life			3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life			3 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life			3 years
Software [Member]
Property, Plant and Equipment, Useful Life			2 years
Customer 1 [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk, Percentage			29.00%	35.00%
Customer 1 [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			35.00%	23.00%
Customer 2 [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk, Percentage			20.00%	25.00%
Customer 2 [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			6.00%	29.00%
Patents [Member]
Finite-Lived Intangible Asset, Useful Life			11 years 146 days
Secured Convertible Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage			18.00%
Convertible Debt, Current (in Dollars)			$ 438,516

Inventory (Detail) - Inventory (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory - finished goods	$ 272,292	$ 306,706	$ 412,291
Inventory - parts	76,090	83,509	113,593
Gross inventory	348,382	390,215	525,884
Provision for losses and obsolescence	(87,100)	(97,550)	(129,600)
Net inventory	$ 261,282	$ 292,665	$ 396,284

Property and equipment (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 4,991	$ 5,210	$ 20,375	$ 20,375	$ 19,034

Property and equipment (Detail) - Property and Equipment (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Machines and equipment	$ 233,793	$ 233,793	$ 232,848
Office and computer equipment	179,349	179,349	224,600
Software	41,872	41,872	41,872
Furniture and fixtures	25,679	25,679	24,613
Vehicles		22,531	22,531
Leasehold improvements			67,421
Other assets	2,446	2,446	2,378
Total	483,139	505,670	616,263
Accumulated depreciation	(455,288)	(472,828)	(565,057)
Net property and equipment	$ 27,851	$ 32,842	$ 51,206

Intangible assets (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 76,689	$ 76,689	$ 306,757	$ 306,756

Intangible assets (Detail) - Intangible Assets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Patents, at cost	$ 3,502,135	$ 3,502,135	$ 3,502,135
Less accumulated amortization	(2,351,799)	(2,275,110)	(1,968,353)
Net intangible assets	$ 1,150,336	$ 1,227,025	$ 1,533,782

Intangible assets (Detail) - Amortization Expense For The Future Years (USD $)	Dec. 31, 2012
2013	$ 306,756
2014	306,756
2015	306,756
2016	306,757
Total	$ 1,227,025

Intangible assets (Detail) - Weighted Average Amortization Period For Intangible Assets (USD $)	12 Months Ended
Dec. 31, 2012
Patents (in Dollars)	$ 3,502,135
Patents	11 years 146 days

Accrued expenses (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Bonus Payment Amount	$ 100,000

Accrued expenses (Detail) - Accrued Expenses (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued executive severance	$ 441,020	$ 542,269
Accrued other	82,453	53,528	54,067
	623,311	721,916	190,583
Audit and Tax Preparation [Member]
Accrued professional fees	51,900	102,600	75,516
Legal and Professional Fees [Member]
Accrued professional fees	$ 47,938	$ 23,519	$ 61,000

Subscriptions payable for senior secured convertible promissory notes (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 08, 2013	Dec. 31, 2012 Secured Convertible Promissory Notes [Member]	Mar. 08, 2013 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]	Mar. 31, 2013 Senior Secured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	18.00%		18.00%		18.00%	18.00%
Maximum Amount of Secured Notes Authorized to Issue	$ 2,000,000		$ 2,000,000
Debt Instrument, Maturity Date, Description			six
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.2		$ 0.2
Debt Conversion, Original Debt, Amount			4,000,000
Debt Instrument, Convertible, Terms of Conversion Feature			20%
Debt Instrument, Face Amount	430,000		430,000
Interest Payable, Current	81,864	80,071	81,864		8,516		8,516	66,520
Notes Issued						2,000,000
Convertible Notes Payable, Current								2,000,000
Proceeds from Convertible Debt	60,000	1,570,000	430,000				430,000
Debt Instrument Term	6 months		6 months
Derivative Liability, Fair Value, Net				5,737,000
Debt Instrument, Increase, Accrued Interest		$ 428,467	$ 8,516

Notes Payable, Related Parties (Detail) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Apr. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013	Apr. 08, 2011
Related Party Transaction, Rate	6.00%			6.00%
Interest Payable, Current	$ 80,071			$ 81,864
Interest Payable, Noncurrent				1,372,743	1,372,743
Debt Conversion, Converted Instrument, Amount (in Dollars)			4,413,908
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			1,358,126
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			679,064				2,804,593
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.35		4			0.35	4
Gains (Losses) on Extinguishment of Debt (in Dollars)			(1,318,781)		(1,318,781)
Convertible Debt, Fair Value Disclosures (in Dollars)			8,011,545
Interest Expense, Debt	80,071	80,071		324,768	490,273
Fair Value [Member]
Warrants and Rights Outstanding			9,330,326
Note Payable To HealthTronics [Member]
Interest Payable, Current				$ 81,864	$ 81,864

Notes Payable, Related Parties (Detail) - Notes Payable (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes payable, unsecured, payable to HealthTronics, Inc., a shareholder of the Company	$ 5,372,743	$ 5,372,743
Non-current portion	5,372,743	5,372,743	5,372,743
Unsecured Debt [Member]
Notes payable, unsecured, payable to HealthTronics, Inc., a shareholder of the Company	5,372,743	5,372,743	5,372,743
Less current portion	0	0	0
Non-current portion	$ 5,372,743	$ 5,372,743	$ 5,372,743

Notes Payable, Related Parties (Detail) - Maturities On Notes Payable, Related Parties (USD $)	Dec. 31, 2012
2013	$ 0
2014	0
2015	5,372,743
Total	$ 5,372,743

Discontinued Operations (Detail) - Liabilities Related to Discontinued Operations (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities of discontinued operations	$ (655,061)	$ (655,061)	$ (655,061)

Income taxes (Detail) - The Income Tax Provision (Benefit) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
	0	0
Deferred:
Federal	(2,126,006)	(2,885,054)
State	(227,883)	(332,175)
Foreign	12,556	52,136
Change in valuation allowance	$ 2,341,333	$ 3,165,093

Income taxes (Detail) - Reconciliation of Income Tax Benefit (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Tax expense (benefit) at statutory rate			$ (2,176,508)	$ (3,583,579)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit			(159,432)	(248,639)
Income from foreign subsidiaries			165,660	461,573
Non-deductible loss on extinguishment of debt				216,969
Change in valuation allowance - United States			2,301,986	3,217,229
Other			(131,706)	(63,553)
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0

Income taxes (Detail) - Deferred Tax Assets And Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 20,147,348	$ 18,458,402
Net operating loss carryforwards - foreign	148,674	109,327
Excess of tax basis over book value of property and equipment	42,946	63,785
Excess of tax basis over book value of intangible assets	431,513	427,484
Stock-based compensation	3,097,308	2,572,287
Accrued employee compensation	352,032	235,109
Captialized equity costs	75,471	75,471
Inventory reserve	36,811	48,905
	24,332,103	21,990,770
Valuation allowance	(24,332,103)	(21,990,770)
Net deferred tax assets	$ 0	$ 0

Income taxes (Detail) - Net Operating Loss Carryforwards (USD $)	Mar. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards	$ 54,017,215	$ 54,017,215
Expired December 31, 2025 [Member]
Operating Loss Carryforwards		1,376,740
Expired December 31, 2026 [Member]
Operating Loss Carryforwards		7,291,084
Expired December 31, 2027 [Member]
Operating Loss Carryforwards		12,280,771
Expired December 31, 2028 [Member]
Operating Loss Carryforwards		6,922,963
Expired December 31, 2029 [Member]
Operating Loss Carryforwards		4,816,700
Expired December 31, 2030 [Member]
Operating Loss Carryforwards		7,667,557
Expired December 31, 2031 [Member]
Operating Loss Carryforwards		8,816,976
Expired December 31, 2032 [Member]
Operating Loss Carryforwards		$ 4,844,424

Equity transactions (Detail) (USD $)	0 Months Ended	1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended
	Apr. 08, 2011	Feb. 28, 2013	Jan. 31, 2011	Mar. 31, 2013	Mar. 22, 2013	Mar. 31, 2013	Apr. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Feb. 25, 2013	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Jan. 31, 2011 Options Expired [Member]	Jan. 31, 2011 Options Exercised [Member] Board of Directors Chairman [Member]	Jan. 31, 2011 Options Exercised [Member] Brother of Member of Board of Directors [Member]	Jan. 31, 2011 Options Exercised [Member]	Jan. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Jan. 31, 2011 Class D Warrants [Member]	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Apr. 08, 2011 Placement Agent [Member]	Feb. 25, 2013 Note Payable to Prides Capital Fund I LP and NightWatch Capital Partners II LP [Member]	Apr. 04, 2011 Note Payable to Prides Capital Fund I LP and NightWatch Capital Partners II LP [Member]	Apr. 08, 2011 Gross [Member]	Apr. 08, 2011 Net of Issuance Costs [Member]
Number of Investors	28
Stock Issued During Period, Shares, New Issues (in Shares)	2,804,593	100,000		246,000	173,000	400,000		100,000										100,000			0	0
Sale of Stock, Price Per Share (in Dollars per share)	$ 3.25
Proceeds from Issuance of Common Stock (in Dollars)						$ 100,000		$ 25,000																		$ 9,114,927	$ 8,467,121
Payments of Stock Issuance Costs (in Dollars)	647,806
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,804,593						679,064																93,080		679,064
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4	0.35		0.35		0.35	4				2												4	0.35	4
Debt Conversion, Converted Instrument, Amount (in Dollars)							4,413,908																		4,413,908
Debt Conversion, Converted Instrument, Shares Issued							1,358,126																		1,358,126
Gains (Losses) on Extinguishment of Debt (in Dollars)							(1,318,781)		(1,318,781)																(1,318,781)
Convertible Debt (in Dollars)																									9,330,326
Convertible Debt, Fair Value Disclosures (in Dollars)							8,011,545																		8,011,545
Purchase Price Per Unit, Option (in Dollars per Item)								2
Stock Issued During Period, Shares, Other														545,252	686,252	1,950,167	1,950,167		1,358,126	1,950,167
Proceeds from Stock Options Exercised (in Dollars)			3,900,334						1,437,326
Stock Options, Shares, Expired													132,500
(in Shares)		1,000,000				2,000,000					0	1,950,167												2,000,000
Warrants, Vested During Period (in Shares)								1,700,000		300,000
Warrants Vesting Contingent Upon Capital Raise Completion (in Dollars)										1,700,000
Capital Raise Threshold for Vesting of Warrants (in Dollars)		4,000,000						5,000,000		5,000,000
Stock Issued During Period, Value, New Issues (in Dollars)		$ 35,000		$ 151,200				$ 25,000										$ 100
Number of Warrants To be Issued (in Shares)		1,000,000						1,000,000
Warrants Term		5 years

Warrants (Detail) (USD $)	1 Months Ended	3 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Feb. 25, 2013	Dec. 31, 2012	Apr. 08, 2011	Apr. 04, 2011	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2011 Class A Warrants [Member]	Mar. 31, 2013 Class A Warrants [Member]	Dec. 31, 2012 Class E Warrants [Member]	Dec. 31, 2011 Class E Warrants [Member]	Mar. 31, 2013 Class E Warrants [Member]	Dec. 31, 2012 Class B Warrants [Member]	Dec. 31, 2011 Class B Warrants [Member]	Mar. 31, 2013 Class B Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Mar. 31, 2013 Class F Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.35	0.35			4	4	4		4	4		4	8		8	2		0.35
(in Shares)	1,000,000	2,000,000					0	0		0	3,576,737		0	0		0	1,950,167	2,000,000
Warrants, Vested During Period (in Shares)			300,000	1,700,000
Warrants Vesting Contingent Upon Capital Raise Completion (in Dollars)			$ 1,700,000
Capital Raise Threshold for Vesting of Warrants (in Dollars)	$ 4,000,000		$ 5,000,000	$ 5,000,000

Warrants (Detail) - A Summary of The Warrant Activity	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2011 Class A Warrants [Member]	Mar. 31, 2013 Class A Warrants [Member]	Dec. 30, 2010 Class A Warrants [Member]	Dec. 31, 2012 Class B Warrants [Member]	Dec. 31, 2011 Class B Warrants [Member]	Mar. 31, 2013 Class B Warrants [Member]	Dec. 30, 2010 Class B Warrants [Member]	Mar. 31, 2013 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Dec. 30, 2010 Class D Warrants [Member]	Dec. 31, 2012 Class E Warrants [Member]	Dec. 31, 2011 Class E Warrants [Member]	Mar. 31, 2013 Class E Warrants [Member]
Warrants outstanding					1,106,627	1,106,627			1,106,627	1,106,627	1,950,167			2,284,993			3,576,737
Issued	1,000,000	2,000,000	0	0			0	0				0	1,950,167		0	3,576,737
Exercised			0	0			0	0				0	0		0	0
Expired			0	0			0	0			(1,950,167)	(2,284,993)	0		0	0
Warrants outstanding			1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627		1,950,167	4,235,160	2,284,993	3,576,737	3,576,737	3,576,737

Commitments and contingencies (Detail) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended
	Apr. 08, 2011	Feb. 28, 2013	Mar. 31, 2013	Mar. 22, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)							4,000,000
Share Price (in Dollars per share)							$ 0.25
Aggregate Sales Price for Common Stock							$ 1,000,000
Minimum Installment Amount of Purchase Price							100,000
Proceeds from Issuance of Common Stock					100,000		25,000
Stock Issued During Period, Shares, New Issues (in Shares)	2,804,593	100,000	246,000	173,000	400,000		100,000
Operating Leases, Rent Expense, Net					27,474	86,798	298,452	361,189
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation			7,681		7,681		6,468	1,617
Capital Leases, Balance Sheet, Assets by Major Class, Net			6,872		6,872		8,085	12,935
Loss Contingency, Damages Sought, Value					3,000,000		3,000,000
Aggregate Sales Price for Common Stock							1,000,000
Minimum Installment Amount of Purchase Price							100,000
Subsequent Event [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)							2,243,644
Proceeds from Issuance of Common Stock							75,000
Stock Issued During Period, Shares, New Issues (in Shares)							300,000
Pro Forma [Member]
Cash							100,000
Scenario, Forecast [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)			3,600,000		3,600,000		3,900,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock			900,000		900,000		975,000
On Or Before January 31, 2013 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							50,000
On Or Before February 15, 2013 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							50,000
On Or Before May 27, 2014 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							$ 900,000

Commitments and contingencies (Detail) - Operating Leases Future Minimum Lease Payments (USD $)	Dec. 31, 2012
2013	$ 102,576
2014	105,643
2015	90,225
Total	$ 298,444

Commitments and contingencies (Detail) - Future Minimum Lease Payments Under Capital Leases (USD $)	Dec. 31, 2012
2013	$ 5,434
2014	4,076
9,510
Principal Payment [Member]
2013	4,933
2014	3,951
8,884
Interest Payment [Member]
2013	501
2014	125
$ 626

401(k) plan (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan Employer Match			50.00%
Defined Contribution Plan Maximum Percentage of Match Contributions			6.00%
Defined Contribution Plan, Cost Recognized (in Dollars)	$ 0	$ 9,664	$ 9,664	$ 73,797
Defined Contribution Plan, Cost Recognized	$ 0	$ 9,664	$ 9,664	$ 73,797

Stock-based compensation (Detail) (USD $)	1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 21, 2013	Nov. 06, 2012	Mar. 08, 2012	Feb. 25, 2013	Nov. 16, 2011	Oct. 24, 2011	Sep. 20, 2011	Sep. 28, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									4 years 109 days	5 years 73 days	5 years 73 days	5 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	2,243,644			2,250,000	25,000						5,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.35			$ 0.35	$ 1.6	$ 1.98	$ 2.95	$ 2.85	$ 0.35		$ 0.23	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.25	$ 0.15	$ 0.27		$ 0.96	$ 1.15	$ 1.58
Allocated Share-based Compensation Expense (in Dollars)	$ 25,000	$ 160,500	$ 27,250		$ 24,000	$ 1,496,563	$ 78,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,300,000	25,000	25,000	4,593,644		1,150,000	1,375,000
Share-based Compensation (in Dollars)									317,601	262,176	1,391,316	1,118,813
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)											87,184
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term									7 years 6 months	6 years 219 days
Share-Based Compensation Arrangement By Share-Based Payment Award Options Cancel In Period	1,113,644								43,750
Share-Based Compensation Arrangement By Share-Based Payment Award Options Cancelled In Period Weighted Average Exercise Price Per Share (in Dollars per share)	$ 2.92								$ 2.87
(in Shares)				375,000					1,180,386		1,901,722	943,084
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	8,500,000										8,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)											$ 0.35
Upon Execution of Severance Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		600,000
Upon Events Tied To Clinical Trial Plan for DermaPACE Device [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		400,000
(in Shares)				375,000
Vesting In Increments [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		100,000
Options Vesting Upon Company Completing 5 Million Gross Proceeds [Member]
(in Shares)				375,000
Cash Receipt For Option Vesting Threshold (in Dollars)				5,000,000
Options Vesting Upon Company Completing 1 Million Gross Proceeds[Member] | Minimum [Member]
Cash Receipt For Option Vesting Threshold (in Dollars)				250,000
Options Vesting Upon Company Completing 1 Million Gross Proceeds[Member]
(in Shares)				375,000
Cash Receipt For Option Vesting Threshold (in Dollars)				1,000,000
Upon Achieveing All Milestones During Initial Two Year Term and the Term is Not Extended by Company [Member]
(in Shares)				750,000							750,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									10 years
Each Member of Medical Advisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.35
Severance Agreement With Mr. Cashman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 0.21
Consideration for Provision of Advisory Services for Mr. Cashman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 0.21
Each Member of Medical Advisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 0.44
Active Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.223
Allocated Share-based Compensation Expense (in Dollars)		499,621
Chief Executive Officer [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)											$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)							$ 0.207
Allocated Share-based Compensation Expense (in Dollars)							$ 465,000
Minimum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)				$ 0.35

Stock-based compensation (Detail) - Fair Value Assumption	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted average expected life in years	4 years 109 days	5 years 73 days	5 years 73 days	5 years 292 days
Weighted average risk free interest rate	0.72%	0.95%	0.81%	1.32%
Weighted average volatility	150.00%	75.00%	97.83%	65.00%
Forfeiture rate	0.00%	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Stock-based compensation (Detail) - Unrecognized Compensation Expense (USD $)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation costs	$ 1,382	$ 7,542	$ 78,260	$ 87,184

Stock-based compensation (Detail) - Option Activity (USD $)	1 Months Ended		0 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 21, 2013	Feb. 25, 2013	Nov. 16, 2011	Oct. 24, 2011	Sep. 20, 2011	Sep. 28, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Outstanding							5,229,330	4,365,546		2,992,796
Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)							$ 2.25	$ 2.82		$ 3.2
Exercisable							4,733,572	4,720,580
Exercisable (in Dollars per share)								$ 2.42
Granted				1,300,000	25,000	25,000	4,593,644	1,150,000	1,375,000
Granted weighted average exercise price per share (in Dollars per share)	$ 0.35	$ 0.35	$ 1.6	$ 1.98	$ 2.95	$ 2.85	$ 0.35	$ 0.23	$ 2
Exercised								0	0
Exercised weighted average exercise price per share (in Dollars per share)							$ 1.8	$ 0	$ 0
Forfeited or expired							(105,000)	(286,216)	(2,250)
Forfeited or expired weighted average exercise price per share (in Dollars per share)							$ 2.93	$ 2.85	$ 3.14
Outstanding							8,604,330	5,229,330	4,365,546	2,992,796
Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)							$ 1.14	$ 2.25	$ 2.82	$ 3.2

Stock-based compensation (Detail) - Nonvested Options Activity (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 25, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Outstanding		508,750	1,314,722		883,993
Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)		$ 0.66	$ 2.48		$ 4.69
Granted		4,593,644	1,150,000	1,375,000
Granted weighted average exercise price per share (in Dollars per share)		$ 0.35	$ 0.23	$ 2.01
Vested	(375,000)	(1,180,386)	(1,901,722)	(943,084)
Vested weighted average exercise price per share (in Dollars per share)		$ 0.41	$ 1.52	$ 3.85
Forfeited or expired		(7,500)	(54,250)	(1,187)
Forfeited or expired weighted average exercise price per share (in Dollars per share)		$ 5.25	$ 3.41	$ 3.62
Outstanding		3,870,758	508,750	1,314,722	883,993
Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)		$ 0.33	$ 0.66	$ 2.48	$ 4.69

Segment and Geographic Information (Detail)	12 Months Ended
Dec. 31, 2012
Number of Reportable Segments	1

Subsequent events (Detail) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Feb. 21, 2013	Apr. 08, 2011	Feb. 25, 2013	Feb. 28, 2013	Nov. 16, 2011	Oct. 24, 2011	Sep. 20, 2011	Sep. 28, 2011	Mar. 31, 2013	Mar. 22, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 04, 2011	Dec. 31, 2012 Subsequent Event [Member]	Feb. 21, 2013 Subsequent Event [Member]	Mar. 31, 2013 Scenario, Forecast [Member]	Dec. 31, 2012 Scenario, Forecast [Member]	Dec. 31, 2012 Cash Bonus Upon Company Completing $5.0 Million Gross Proceeds [Member]	Dec. 31, 2012 Cash Bonus Upon Final Patient Enrolled in dermaPACE Phase III Clinical Trial [Member]	Dec. 31, 2012 Cash Bonus Upon Receipt of FDA Approval for Use of dermaPACE [Member]	Dec. 31, 2012 Cash Bonus Upon Execution of Distribution Agreement [Member]	Dec. 31, 2012 Vested at Grant Date [Member]	Feb. 25, 2013 Upon Achieveing All Milestones During Initial Two Year Term and the Term is Not Extended by Company [Member]	Dec. 31, 2012 Upon Achieveing All Milestones During Initial Two Year Term and the Term is Not Extended by Company [Member]	Dec. 31, 2014 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]
Proceeds from Secured Notes Payable												$ 430,000			$ 1,570,000
Debt Instrument, Increase, Accrued Interest											428,467	8,516
Maximum Amount of Secured Notes Authorized to Issue												2,000,000
Senior Secured Notes Sold												60,000
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)												4,000,000			2,243,644		3,600,000	3,900,000										2,250,000
Share Price (in Dollars per share)												$ 0.25							$ 0.35
Aggregate Sales Price for Common Stock												1,000,000
Proceeds from Issuance of Common Stock											100,000	25,000			75,000
Stock Issued During Period, Shares, New Issues (in Shares)		2,804,593		100,000					246,000	173,000	400,000	100,000			300,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock																	900,000	975,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants															2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		4		0.35					0.35		0.35			4	0.35
Warrants, Vested During Period (in Shares)			300,000									1,700,000
Capital Raise Threshold for Vesting of Warrants			5,000,000	4,000,000								5,000,000			4,000,000
Number of Warrants To be Issued (in Shares)				1,000,000								1,000,000
Warrants Term				5 years											5 years
New CEO Term												2 years
Extendable New CEO Term												1 year
Officers' Compensation																										225,000	200,000
Cash Bonus for New CEO																			35,000	25,000	25,000	25,000
Gross Proceeds Threshold for Cash Bonus																			5,000,000			1,000,000
Cash Receipt Threshold for Cash Bonus												$ 250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.35		$ 0.35		$ 1.6	$ 1.98	$ 2.95	$ 2.85			$ 0.35	$ 0.23	$ 2		$ 0.35													$ 0.35
(in Shares)			375,000								1,180,386	1,901,722	943,084						375,000		375,000	375,000	375,000	750,000	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	2,243,644		2,250,000		25,000							5,000,000			8,500,000	8,500,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited (in Shares)															1,113,644
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price (in Dollars per share)											$ 2.92				$ 2.92

Summary of Significant Accounting Policies (Detail) - Change in Fair Value of Level 3 Liabilities (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Embedded conversion feature of Senior Secured Notes	$ 5,737,000	$ 0	$ 0
Embedded conversion feature of Senior Secured Notes	4,908,000
Embedded conversion feature of Senior Secured Notes	$ 829,000

Inventory (Detail) - Inventory (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory - finished goods	$ 272,292	$ 306,706	$ 412,291
Inventory - parts	76,090	83,509	113,593
Total	348,382	390,215	525,884
Allowance for losses and obsolescence	(87,100)	(97,550)	(129,600)
Net inventory	$ 261,282	$ 292,665	$ 396,284

Property and equipment (Detail) - Property and equipment (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Machines and equipment	$ 233,793	$ 233,793	$ 232,848
Office and computer equipment	179,349	179,349	224,600
Software	41,872	41,872	41,872
Furniture and fixtures	25,679	25,679	24,613
Vehicles		22,531	22,531
Other assets	2,446	2,446	2,378
Total	483,139	505,670	616,263
Accumulated depreciation	(455,288)	(472,828)	(565,057)
Net property and equipment	$ 27,851	$ 32,842	$ 51,206

Intangible assets (Detail) - Intangible assets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Patents, at cost	$ 3,502,135	$ 3,502,135	$ 3,502,135
Less accumulated amortization	(2,351,799)	(2,275,110)	(1,968,353)
Net intangible assets	$ 1,150,336	$ 1,227,025	$ 1,533,782

Accrued expenses (Detail) - Accrued expenses (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued executive severance	$ 441,020	$ 542,269
Accrued other	82,453	53,528	54,067
	623,311	721,916	190,583
Audit and Tax Preparation [Member]
Accrued professional fees	51,900	102,600	75,516
Legal and Professional Fees [Member]
Accrued professional fees	$ 47,938	$ 23,519	$ 61,000

Notes payable, related parties (Detail) - Notes payable, related parties (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
HealthTronics, Inc., a shareholder of the Company	$ 5,372,743	$ 5,372,743
Non-current portion	5,372,743	5,372,743	5,372,743
Unsecured Debt [Member]
HealthTronics, Inc., a shareholder of the Company	5,372,743	5,372,743	5,372,743
Less current portion	0	0	0
Non-current portion	$ 5,372,743	$ 5,372,743	$ 5,372,743

Warrants (Detail) - Warrant activity	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended			3 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2011 Class A Warrants [Member]	Mar. 31, 2013 Class A Warrants [Member]	Dec. 30, 2010 Class A Warrants [Member]	Dec. 31, 2012 Class B Warrants [Member]	Dec. 31, 2011 Class B Warrants [Member]	Mar. 31, 2013 Class B Warrants [Member]	Dec. 30, 2010 Class B Warrants [Member]	Mar. 31, 2013 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Dec. 30, 2010 Class D Warrants [Member]	Dec. 31, 2012 Class E Warrants [Member]	Dec. 31, 2011 Class E Warrants [Member]	Mar. 31, 2013 Class E Warrants [Member]	Mar. 31, 2013 Class F Warrants [Member]
Warrants outstanding			1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627		1,950,167	4,235,160	2,284,993	3,576,737	3,576,737	3,576,737	2,000,000
Issued	1,000,000	2,000,000	0	0			0	0				0	1,950,167		0	3,576,737		2,000,000
Expired			0	0			0	0			(1,950,167)	(2,284,993)	0		0	0

Stock-based compensation (Detail) - Fair Value Assumption	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted average expected life in years	4 years 109 days	5 years 73 days	5 years 73 days	5 years 292 days
Weighted average risk free interest rate	0.72%	0.95%	0.81%	1.32%
Weighted average volatility	150.00%	75.00%	97.83%	65.00%
Forfeiture rate	0.00%	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Stock-based compensation (Detail) - Option Activity (USD $)	1 Months Ended		0 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 21, 2013	Feb. 25, 2013	Nov. 16, 2011	Oct. 24, 2011	Sep. 20, 2011	Sep. 28, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Outstanding							8,604,330	5,229,330	4,365,546	2,992,796
Weighted Average Exercise Price per share (in Dollars per share)							$ 1.14	$ 2.25	$ 2.82	$ 3.2
Exercisable							4,733,572	4,720,580
Exercisable (in Dollars per share)							$ 1.8	$ 0	$ 0
Granted				1,300,000	25,000	25,000	4,593,644	1,150,000	1,375,000
Granted (in Dollars per share)	$ 0.35	$ 0.35	$ 1.6	$ 1.98	$ 2.95	$ 2.85	$ 0.35	$ 0.23	$ 2
Cancelled							(1,113,644)
Cancelled (in Dollars per share)							$ 2.92
Forfeited or expired							(105,000)	(286,216)	(2,250)
Forfeited or expired (in Dollars per share)							$ 2.93	$ 2.85	$ 3.14

Stock-based compensation (Detail) - Nonvested Options Activity (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 21, 2013	Feb. 25, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Outstanding			3,870,758	508,750	1,314,722	883,993
Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)			$ 0.33	$ 0.66	$ 2.48	$ 4.69
Granted			4,593,644	1,150,000	1,375,000
Granted (in Dollars per share)			$ 0.35	$ 0.23	$ 2.01
Vested		(375,000)	(1,180,386)	(1,901,722)	(943,084)
Vested (in Dollars per share)			$ 0.41	$ 1.52	$ 3.85
Cancelled	(1,113,644)		(43,750)
Cancelled (in Dollars per share)	$ 2.92		$ 2.87
Forfeited or expired			(7,500)	(54,250)	(1,187)
Forfeited or expired (in Dollars per share)			$ 5.25	$ 3.41	$ 3.62

Changes in other comprehensive loss (Detail) - Other Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 6,191		$ 13,116	$ 10,466
Net change in other comprehensive loss	(6,925)
Other comprehensive loss before reclassifications	(6,925)	4,928	2,650	(436)
Currency Translations [Member]
Balance	6,191		13,116
Net change in other comprehensive loss	(6,925)
Other comprehensive loss before reclassifications	$ (6,925)

Earnings (loss) per share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	26,726,924	14,436,697	15,162,069	14,390,697